Document and Entity Information	12 Months Ended
Jun. 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jan 31, 2013
Registrant Name	LEGG MASON PARTNERS EQUITY TRUST
Central Index Key	0000880366
Amendment Flag	false
Document Creation Date	May 21, 2013
Document Effective Date	Jun 1, 2013
Prospectus Date	Jun 1, 2013

Legg Mason Dynamic Multi-Strategy Fund
Legg Mason Dynamic Multi-Strategy Fund
Investment objectives
The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.
The fund will seek to reduce volatility as a secondary objective.
Fees and expenses of the fund
The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 30 under the heading “Sales charges” and in the fund’s statement of additional information (“SAI”) on page 67 under the heading “Sales Charge Waivers and Reductions.”
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Legg Mason Dynamic Multi-Strategy Fund (USD $)		Class A		Class C	Class FI	Class R	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)		5.75%		none	none	none	none	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)		none	[1]	1.00%	none	none	none	none
Small account fee ($)	[2]	15		15	none	none	none	none
[1]	Generally,
[2]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund���s books and records.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Annual Fund Operating Expenses Legg Mason Dynamic Multi-Strategy Fund		Class A	Class C		Class FI		Class R		Class I		Class IS
Management fees		0.45%	0.45%		0.45%		0.45%		0.45%		0.45%
Distribution and service (12b-1) fees		0.25%	1.00%		0.25%		0.50%		none		none
Other expenses		3.92%	3.95%	[1]	4.00%	[1]	4.00%	[1]	3.90%	[1]	3.80%	[1]
Acquired fund fees and expenses (fees and expenses of underlying funds)		0.43%	0.43%		0.43%		0.43%		0.43%		0.43%
Total annual fund operating expenses	[2]	5.05%	5.83%		5.13%		5.38%		4.78%		4.68%
Fees waived and/or expenses reimbursed	[3]	(3.60%)	(3.63%)		(3.68%)		(3.63%)		(3.63%)		(3.63%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		1.45%	2.20%		1.45%		1.75%		1.15%		1.05%
[1]	���Other expenses��� for Class C, Class FI, Class R, Class I and Class IS shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[2]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund���s shareholder reports, because the ratios in the financial highlights tables reflect the fund���s operating expenses and do not include acquired fund fees and expenses.
[3]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes and extraordinary expenses) so that total annual operating expenses are not expected to exceed 1.45% for Class A shares, 2.20% for Class C shares, 1.45% for Class FI shares, 1.75% for Class R shares, 1.15% for Class I shares and 1.05% for Class IS shares. These arrangements cannot be terminated prior to December 31, 2014 without the Board of Trustees��� consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class��� total annual operating expenses have fallen to a level below the limits described above.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
          You invest $10,000 in the fund for the time periods indicated
          Your investment has a 5% return each year and the fund’s operating expenses remain the same
          You reinvest all distributions and dividends without a sales charge
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Number of years you own your shares ($)
Expense Example Legg Mason Dynamic Multi-Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	714	1,699	2,683	5,140
Class C	323	1,412	2,581	5,419
Class FI	148	1,209	2,267	4,900
Class R	178	1,284	2,382	5,092
Class I	117	1,112	2,111	4,629
Class IS	107	1,083	2,065	4,549

Number of years you own your shares ($)
Expense Example, No Redemption Legg Mason Dynamic Multi-Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	714	1,699	2,683	5,140
Class C	223	1,412	2,581	5,419
Class FI	148	1,209	2,267	4,900
Class R	178	1,284	2,382	5,092
Class I	117	1,112	2,111	4,629
Class IS	107	1,083	2,065	4,549

Portfolio turnover.
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. For the period from June 29, 2012 to January 31, 2013, the fund’s portfolio turnover rate was 27% of the average value of its portfolio.
Principal investment strategies
The fund is a fund of funds—it invests primarily in other funds. These underlying funds are open-end funds managed by the manager or its affiliates, or exchange-traded funds ("ETFs") that are based on an index and managed by unaffiliated investment advisers. Legg Mason Global Asset Allocation, LLC ("LMGAA"), one of the fund's subadvisers, is responsible for implementation of the fund's overall asset allocation and the Dynamic Risk Management strategy described below. Western Asset Management Company ("Western Asset"), the fund's other subadviser, is responsible for the fund's Event Risk Management strategy described below and manages the fund's cash and short-term instruments.

The fund seeks to achieve its objectives by investing in a broad range of asset classes and investment styles, combined with multiple layers of risk management strategies.

Target allocation
The fund's target allocation for long-term investments (the "Target Allocation") is 70% in equity funds and 30% in fixed income funds that are not money market funds ("long-term fixed income funds"). While changes to the Target Allocation are not expected to be frequent or substantial, the fund's Target Allocation may range from 60% of its net assets in equity funds and 40% of its net assets in long-term fixed income funds to 75% of its net assets in equity funds and 25% of its net assets in long-term fixed income funds as, in LMGAA's opinion, market conditions warrant. As of January 31, 2013, the fund's allocation to long-term investments was approximately 70% in equity funds and 30% in long-term fixed income funds.

The underlying funds have a variety of investment styles and focuses. The underlying equity funds include large, mid and small cap funds, growth and value-oriented funds, international funds and ETFs that are based on equity indexes. The underlying long-term fixed income funds include funds that invest in U.S. and non-U.S. issuers, corporate, mortgage-backed and government securities, investment grade securities, securities rated below investment grade (commonly known as "junk bonds") and ETFs that are based on fixed income indexes. As of January 31, 2013, approximately 25% of the fund's net assets were allocated to international funds (although certain other underlying funds may invest in foreign securities). LMGAA may invest the fund's assets in underlying Legg Mason-affiliated funds that have a limited performance history.

In addition to these long-term investments, the fund may invest in short-term defensive instruments, including money market funds, Treasury bills and cash, and may enter into derivative transactions involving options, futures and swaps as a part of its risk management strategies.

Risk management
LMGAA will implement a combination of risk management strategies that will attempt to reduce downside volatility within the fund. These strategies include Dynamic Risk Management and Event Risk Management, as described below. Through both strategies, the fund gives up some of the potential for high total return that could be achieved if the fund were to follow its Target Allocation under positive market conditions. In exchange, these strategies are intended to result in less significant declines in the fund's net asset value ("NAV") under negative market conditions. The fund's NAV will fluctuate and is not guaranteed.

Dynamic Risk Management. The Dynamic Risk Management strategy seeks to reduce the fund's market risk exposure and volatility. As frequently as daily, the Dynamic Risk Management strategy may increase the fund's exposure to short-term defensive instruments in response to certain levels of negative fund performance. At other times, Dynamic Risk Management may decrease the fund's exposure to short-term defensive instruments and increase its exposure to equity funds and long-term fixed income funds in order to return to the fund's Target Allocation in response to certain levels of positive fund performance. The maximum daily allocation to short-term defensive instruments will be 95% of the fund's net assets. As of January 31, 2013, the fund had less than 1% of its net assets allocated to short-term defensive instruments.

In response to certain levels of negative fund performance, LMGAA may increase the fund's exposure to short-term defensive instruments ("de-risking") based on a formula that takes into account the fund's current NAV, macro-economic conditions, and the fund's underlying volatility. In order to implement this strategy, LMGAA anticipates that it will initially attempt to sell shares of ETFs and other liquid securities or engage in short sale transactions involving index options and index futures contracts. Then, LMGAA would redeem underlying open-end mutual fund shares as needed. In response to certain levels of positive fund performance, the fund may purchase ETFs or underlying open-end mutual fund shares or cover short futures positions (when the fund is not managed strictly according to the standard Target Allocation). LMGAA, in its discretion, will determine the levels and timing for Dynamic Risk Management. If LMGAA determines that de-risking is no longer appropriate, the fund will reverse this process, sell short-term defensive instruments and purchase equity funds and long-term fixed income funds in accordance with the fund's Target Allocation.

LMGAA may from time to time make tactical increases or decreases to the fund's investment in a particular asset class beyond the Target Allocation based on a broad range of market and economic trends and quantitative factors. LMGAA may also allow the relative weightings of the fund's investments in asset classes to vary from its Target Allocation in response to the markets. When varying exposures among underlying funds, LMGAA will examine relative values and prospects among the underlying funds' asset classes, as well as the capacity of the underlying funds to absorb additional cash flow.

Event Risk Management. The Event Risk Management strategy seeks to reduce the impact to the fund of market declines during a short period of time caused by, for example, sudden and substantial movements in the equity markets, interest rates or credit spreads. As of January 31, 2013, the fund had less than 1% of its net assets invested in this strategy (as measured by the premiums paid on options or initial margin on futures contracts).

However, the fund may invest up to 7% of its net assets at the time of purchase in this strategy (as measured by the premiums paid on options or initial margin on futures contracts). If the fund's holdings in this strategy increase in value to over 7% of its net assets as a result of market movements, the fund will reduce, at least monthly, the amount of its assets invested in this strategy to no more than 7% of its net assets. The value of the fund's assets invested in this strategy may be substantially higher than the value of the premiums paid or initial margin amounts on the instruments used to implement the strategy. If the value of the instruments in the Event Risk Management strategy declines after the fund has engaged in "de-risking," the fund's net asset value could decline even if the broader markets rise in value. Conversely, if the value of the instruments in the Event Risk Management strategy increases after the fund has engaged in "de-risking," the fund's net asset value could increase even if the broader markets fall in value.

Western Asset's views and outlook regarding potential unexpected market movements will determine the investments and strategies it employs in implementing the Event Risk Management strategy. During normal market conditions, the fund will implement the Event Risk Management strategy through investments in options, futures, swaps or other instruments. Since the Event Risk Management strategy seeks to primarily benefit from large and unexpected market movements, there may be times when the investment and transaction costs related to hedging will result in losses to the fund. The Event Risk Management strategy will be actively managed in an effort to reduce these costs when possible.
Certain risks
Risk is inherent in all investing. There is no assurance that the fund will meet its investment objectives. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Affiliated funds risk. The fund's manager serves as manager of certain underlying funds and is affiliated with the manager of other underlying funds. In addition, the fund may invest in certain underlying funds for which LMGAA or Western Asset serves as an adviser. It is possible that a conflict of interest among the fund and the underlying funds could affect how the fund's manager, LMGAA or Western Asset fulfills its fiduciary duty to the fund and the underlying funds. For example, LMGAA may have an incentive to allocate the fund's assets or to maintain the fund's allocation to those funds for which the fees paid to the manager or a subadviser are higher than the fees paid by other underlying funds or to those funds for which a subadviser serves as an adviser. However, the fund has adopted procedures to mitigate these concerns.

In order to implement the Dynamic Risk Management strategy, LMGAA anticipates that it will initially sell shares the fund holds in ETFs and other liquid securities or engage in short sale transactions involving index options and index futures contracts. Then, LMGAA would redeem shares of underlying open-end mutual funds as needed. As a result, there may be conflicts of interest if unaffiliated ETFs are sold before affiliated underlying open-end mutual funds.

Allocation risk. The fund's ability to achieve its investment objectives depends upon LMGAA's skill in determining the fund's asset class allocation, creating and applying formulas for de-risking or ending de-risking, determining when to engage in Event Risk Management and in selecting the best mix of underlying funds. The value of your investment may decrease if LMGAA's judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or other issuer is incorrect.

In implementing the Dynamic Risk Management or Event Risk Management strategies, the fund will be subject to heightened allocation risk, as LMGAA will have discretion in determining the fund's asset class allocation. If the fund increases its exposure to short-term defensive instruments at inopportune times or for extended periods of time, the fund may experience lower performance and greater losses.

Cash management and defensive investing risk. In implementing the Dynamic Risk Management strategy, the fund may have significant exposure to short-term defensive instruments, which typically will include Treasury bills, money market funds and cash. The fund may also engage in short sale transactions involving index options and index futures contracts. The value of these investments held by the fund can fluctuate. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. If the fund holds cash uninvested, the fund will not earn income on the cash. If the fund has a significant amount of exposure to short-term defensive instruments or the fund sells index options or index futures contracts short, it may not achieve high total returns.

Derivatives risk. Using derivatives may have a leveraging effect, which may result in a disproportionate increase in fund losses on the investment, and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. Derivatives used for hedging purposes may have an imperfect correlation to the assets held by the fund and may not adequately protect against losses in or may result in greater losses for the fund's portfolio.

Dynamic Risk Management strategy risk. In implementing the Dynamic Risk Management strategy, LMGAA anticipates that it will initially sell shares the fund holds in ETFs and other liquid securities or engage in short sale transactions involving index options and index futures contracts. Then, LMGAA would redeem shares of underlying open-end mutual funds as needed. As a result, the fund's assets may be more concentrated in its underlying mutual fund holdings. In addition, during periods of market volatility, the share prices of ETFs may deviate significantly from their NAVs. Therefore, selling shares of ETFs during periods of market volatility may result in greater losses than redeeming open-end mutual fund holdings. Similarly, the use of derivatives may cause the fund to experience greater losses than redeeming mutual fund holdings. The fund may incur additional trading costs while implementing the Dynamic Risk Management strategy, which may reduce the fund's performance. There is no guarantee that the Dynamic Risk Management strategy will work and shareholders should evaluate their ability to invest for the long-term, especially during periods of downturn in the market.

Event Risk Management strategy risk. The Event Risk Management strategy may involve entering into transactions involving options, futures and swaps that are expected to increase in value during the occurrence of certain market events. An instrument used to hedge market event risk could lose all or a portion of its value even in a period of severe market stress. Implementation of the strategy may result in the fund holding options, futures and swaps positions that take contradictory views on market movements. The costs of purchasing and selling these instruments may reduce the fund's return. The fund may not be able to close out a position at the desired time or price. There is no guarantee that the Event Risk Management strategy will work and shareholders should evaluate their ability to invest for the long term, especially during periods of downturn in the market.

Tax risk. The fund's hedging strategy may result in the fund deferring, possibly indefinitely, certain of its realized losses for U.S. federal income tax purposes, potentially increasing the amount of the fund's taxable distributions paid to shareholders.

Short sales risk. A short sale of a security or other instrument involves the risk that instead of declining, the price of the security or other instrument sold short will rise. If the price of the security or other instrument sold short increases between the time of the short sale and the time the fund replaces the borrowed security or other instrument, the fund will realize a loss. Short sales involve the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security or other instrument sold short to increase. Shorting options or futures may have an imperfect correlation to the assets held by the fund and may not adequately protect against losses in or may result in greater losses for the fund's portfolio.

Segregated assets risk. In connection with certain transactions that may give rise to future payment obligations, including many types of derivatives, the fund may be required to maintain a segregated amount of cash or liquid securities to cover the position. Segregated securities cannot be sold while the position they are covering is outstanding, unless they are replaced with other securities of equal value. As a result, there is the possibility that segregation of a large percentage of the fund's assets, in some circumstances, may limit the subadvisers' flexibility.

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity, long-term fixed income and short-term defensive instruments). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time and the percentage of the fund's assets invested in various underlying funds, the fund's actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.

Fund of funds risk. Your cost of investing in the fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the fund's approval, which could force the fund to withdraw its investment from such underlying fund at a time that is unfavorable to the fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund's or underlying fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund or underlying fund fall, the value of your investment in the fund will decline. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts to respond to the crisis, or investor perception that such efforts are not succeeding could also negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Fixed income securities risk. Fixed income securities are subject to a number of risks, including credit, market and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of an underlying fund's investment in that issuer. Market risk is the risk that the fixed income markets may become volatile and less liquid, and the market value of an investment may move up or down, sometimes quickly or unpredictably. Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. In general, the longer the maturity and the lower the credit quality of a fixed income security, the more likely its value will decline.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices an underlying fund's adviser believes appropriate and may offer greater potential for losses.

Liquidity risk. Some assets or derivatives held or sold by the fund or an underlying fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid assets or derivatives may also be difficult to value. If the fund or an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund or an underlying fund may be forced to sell at a loss.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. An underlying fund may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the fund's exposure to those factors.

Foreign investments risk. The fund or an underlying fund's investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund or an underlying fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund or an underlying fund's investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Exchange-traded funds (ETFs) risk. Investing in an ETF will give the fund exposure to the securities comprising the index on which the ETF is based and will expose the fund to risks similar to those of investing directly in those securities. Shares of ETFs are traded on an exchange and may trade at either a premium or discount to NAV. The fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Valuation risk. The sales price the fund or an underlying fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities or other instruments that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund or an underlying fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund or the underlying fund had not fair-valued the security or had used a different valuation methodology.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets are lower than estimated. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

These risks are discussed in more detail later in this Prospectus or in the SAI.
Performance
The fund has not yet operated for a full calendar year. Once the fund has a performance record of at least one calendar year, a bar chart and performance table will be included in this Prospectus.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Jun 1, 2013
Legg Mason Dynamic Multi-Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Legg Mason Dynamic Multi-Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The fund will seek to reduce volatility as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 30 under the heading “Sales charges” and in the fund’s statement of additional information (“SAI”) on page 67 under the heading “Sales Charge Waivers and Reductions.”
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. For the period from June 29, 2012 to January 31, 2013, the fund’s portfolio turnover rate was 27% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” for Class C, Class FI, Class R, Class I and Class IS shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund’s shareholder reports, because the ratios in the financial highlights tables reflect the fund’s operating expenses and do not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
          You invest $10,000 in the fund for the time periods indicated
          Your investment has a 5% return each year and the fund’s operating expenses remain the same
          You reinvest all distributions and dividends without a sales charge
		Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ($)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund is a fund of funds—it invests primarily in other funds. These underlying funds are open-end funds managed by the manager or its affiliates, or exchange-traded funds ("ETFs") that are based on an index and managed by unaffiliated investment advisers. Legg Mason Global Asset Allocation, LLC ("LMGAA"), one of the fund's subadvisers, is responsible for implementation of the fund's overall asset allocation and the Dynamic Risk Management strategy described below. Western Asset Management Company ("Western Asset"), the fund's other subadviser, is responsible for the fund's Event Risk Management strategy described below and manages the fund's cash and short-term instruments.

The fund seeks to achieve its objectives by investing in a broad range of asset classes and investment styles, combined with multiple layers of risk management strategies.

Target allocation
The fund's target allocation for long-term investments (the "Target Allocation") is 70% in equity funds and 30% in fixed income funds that are not money market funds ("long-term fixed income funds"). While changes to the Target Allocation are not expected to be frequent or substantial, the fund's Target Allocation may range from 60% of its net assets in equity funds and 40% of its net assets in long-term fixed income funds to 75% of its net assets in equity funds and 25% of its net assets in long-term fixed income funds as, in LMGAA's opinion, market conditions warrant. As of January 31, 2013, the fund's allocation to long-term investments was approximately 70% in equity funds and 30% in long-term fixed income funds.

The underlying funds have a variety of investment styles and focuses. The underlying equity funds include large, mid and small cap funds, growth and value-oriented funds, international funds and ETFs that are based on equity indexes. The underlying long-term fixed income funds include funds that invest in U.S. and non-U.S. issuers, corporate, mortgage-backed and government securities, investment grade securities, securities rated below investment grade (commonly known as "junk bonds") and ETFs that are based on fixed income indexes. As of January 31, 2013, approximately 25% of the fund's net assets were allocated to international funds (although certain other underlying funds may invest in foreign securities). LMGAA may invest the fund's assets in underlying Legg Mason-affiliated funds that have a limited performance history.

In addition to these long-term investments, the fund may invest in short-term defensive instruments, including money market funds, Treasury bills and cash, and may enter into derivative transactions involving options, futures and swaps as a part of its risk management strategies.

Risk management
LMGAA will implement a combination of risk management strategies that will attempt to reduce downside volatility within the fund. These strategies include Dynamic Risk Management and Event Risk Management, as described below. Through both strategies, the fund gives up some of the potential for high total return that could be achieved if the fund were to follow its Target Allocation under positive market conditions. In exchange, these strategies are intended to result in less significant declines in the fund's net asset value ("NAV") under negative market conditions. The fund's NAV will fluctuate and is not guaranteed.

Dynamic Risk Management. The Dynamic Risk Management strategy seeks to reduce the fund's market risk exposure and volatility. As frequently as daily, the Dynamic Risk Management strategy may increase the fund's exposure to short-term defensive instruments in response to certain levels of negative fund performance. At other times, Dynamic Risk Management may decrease the fund's exposure to short-term defensive instruments and increase its exposure to equity funds and long-term fixed income funds in order to return to the fund's Target Allocation in response to certain levels of positive fund performance. The maximum daily allocation to short-term defensive instruments will be 95% of the fund's net assets. As of January 31, 2013, the fund had less than 1% of its net assets allocated to short-term defensive instruments.

In response to certain levels of negative fund performance, LMGAA may increase the fund's exposure to short-term defensive instruments ("de-risking") based on a formula that takes into account the fund's current NAV, macro-economic conditions, and the fund's underlying volatility. In order to implement this strategy, LMGAA anticipates that it will initially attempt to sell shares of ETFs and other liquid securities or engage in short sale transactions involving index options and index futures contracts. Then, LMGAA would redeem underlying open-end mutual fund shares as needed. In response to certain levels of positive fund performance, the fund may purchase ETFs or underlying open-end mutual fund shares or cover short futures positions (when the fund is not managed strictly according to the standard Target Allocation). LMGAA, in its discretion, will determine the levels and timing for Dynamic Risk Management. If LMGAA determines that de-risking is no longer appropriate, the fund will reverse this process, sell short-term defensive instruments and purchase equity funds and long-term fixed income funds in accordance with the fund's Target Allocation.

LMGAA may from time to time make tactical increases or decreases to the fund's investment in a particular asset class beyond the Target Allocation based on a broad range of market and economic trends and quantitative factors. LMGAA may also allow the relative weightings of the fund's investments in asset classes to vary from its Target Allocation in response to the markets. When varying exposures among underlying funds, LMGAA will examine relative values and prospects among the underlying funds' asset classes, as well as the capacity of the underlying funds to absorb additional cash flow.

Event Risk Management. The Event Risk Management strategy seeks to reduce the impact to the fund of market declines during a short period of time caused by, for example, sudden and substantial movements in the equity markets, interest rates or credit spreads. As of January 31, 2013, the fund had less than 1% of its net assets invested in this strategy (as measured by the premiums paid on options or initial margin on futures contracts).

However, the fund may invest up to 7% of its net assets at the time of purchase in this strategy (as measured by the premiums paid on options or initial margin on futures contracts). If the fund's holdings in this strategy increase in value to over 7% of its net assets as a result of market movements, the fund will reduce, at least monthly, the amount of its assets invested in this strategy to no more than 7% of its net assets. The value of the fund's assets invested in this strategy may be substantially higher than the value of the premiums paid or initial margin amounts on the instruments used to implement the strategy. If the value of the instruments in the Event Risk Management strategy declines after the fund has engaged in "de-risking," the fund's net asset value could decline even if the broader markets rise in value. Conversely, if the value of the instruments in the Event Risk Management strategy increases after the fund has engaged in "de-risking," the fund's net asset value could increase even if the broader markets fall in value.

		Western Asset's views and outlook regarding potential unexpected market movements will determine the investments and strategies it employs in implementing the Event Risk Management strategy. During normal market conditions, the fund will implement the Event Risk Management strategy through investments in options, futures, swaps or other instruments. Since the Event Risk Management strategy seeks to primarily benefit from large and unexpected market movements, there may be times when the investment and transaction costs related to hedging will result in losses to the fund. The Event Risk Management strategy will be actively managed in an effort to reduce these costs when possible.
Risk [Heading]	rr_RiskHeading	Certain risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. There is no assurance that the fund will meet its investment objectives. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Affiliated funds risk. The fund's manager serves as manager of certain underlying funds and is affiliated with the manager of other underlying funds. In addition, the fund may invest in certain underlying funds for which LMGAA or Western Asset serves as an adviser. It is possible that a conflict of interest among the fund and the underlying funds could affect how the fund's manager, LMGAA or Western Asset fulfills its fiduciary duty to the fund and the underlying funds. For example, LMGAA may have an incentive to allocate the fund's assets or to maintain the fund's allocation to those funds for which the fees paid to the manager or a subadviser are higher than the fees paid by other underlying funds or to those funds for which a subadviser serves as an adviser. However, the fund has adopted procedures to mitigate these concerns.

In order to implement the Dynamic Risk Management strategy, LMGAA anticipates that it will initially sell shares the fund holds in ETFs and other liquid securities or engage in short sale transactions involving index options and index futures contracts. Then, LMGAA would redeem shares of underlying open-end mutual funds as needed. As a result, there may be conflicts of interest if unaffiliated ETFs are sold before affiliated underlying open-end mutual funds.

Allocation risk. The fund's ability to achieve its investment objectives depends upon LMGAA's skill in determining the fund's asset class allocation, creating and applying formulas for de-risking or ending de-risking, determining when to engage in Event Risk Management and in selecting the best mix of underlying funds. The value of your investment may decrease if LMGAA's judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or other issuer is incorrect.

In implementing the Dynamic Risk Management or Event Risk Management strategies, the fund will be subject to heightened allocation risk, as LMGAA will have discretion in determining the fund's asset class allocation. If the fund increases its exposure to short-term defensive instruments at inopportune times or for extended periods of time, the fund may experience lower performance and greater losses.

Cash management and defensive investing risk. In implementing the Dynamic Risk Management strategy, the fund may have significant exposure to short-term defensive instruments, which typically will include Treasury bills, money market funds and cash. The fund may also engage in short sale transactions involving index options and index futures contracts. The value of these investments held by the fund can fluctuate. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. If the fund holds cash uninvested, the fund will not earn income on the cash. If the fund has a significant amount of exposure to short-term defensive instruments or the fund sells index options or index futures contracts short, it may not achieve high total returns.

Derivatives risk. Using derivatives may have a leveraging effect, which may result in a disproportionate increase in fund losses on the investment, and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the fund. Using derivatives also can increase fund volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance. Derivatives used for hedging purposes may have an imperfect correlation to the assets held by the fund and may not adequately protect against losses in or may result in greater losses for the fund's portfolio.

Dynamic Risk Management strategy risk. In implementing the Dynamic Risk Management strategy, LMGAA anticipates that it will initially sell shares the fund holds in ETFs and other liquid securities or engage in short sale transactions involving index options and index futures contracts. Then, LMGAA would redeem shares of underlying open-end mutual funds as needed. As a result, the fund's assets may be more concentrated in its underlying mutual fund holdings. In addition, during periods of market volatility, the share prices of ETFs may deviate significantly from their NAVs. Therefore, selling shares of ETFs during periods of market volatility may result in greater losses than redeeming open-end mutual fund holdings. Similarly, the use of derivatives may cause the fund to experience greater losses than redeeming mutual fund holdings. The fund may incur additional trading costs while implementing the Dynamic Risk Management strategy, which may reduce the fund's performance. There is no guarantee that the Dynamic Risk Management strategy will work and shareholders should evaluate their ability to invest for the long-term, especially during periods of downturn in the market.

Event Risk Management strategy risk. The Event Risk Management strategy may involve entering into transactions involving options, futures and swaps that are expected to increase in value during the occurrence of certain market events. An instrument used to hedge market event risk could lose all or a portion of its value even in a period of severe market stress. Implementation of the strategy may result in the fund holding options, futures and swaps positions that take contradictory views on market movements. The costs of purchasing and selling these instruments may reduce the fund's return. The fund may not be able to close out a position at the desired time or price. There is no guarantee that the Event Risk Management strategy will work and shareholders should evaluate their ability to invest for the long term, especially during periods of downturn in the market.

Tax risk. The fund's hedging strategy may result in the fund deferring, possibly indefinitely, certain of its realized losses for U.S. federal income tax purposes, potentially increasing the amount of the fund's taxable distributions paid to shareholders.

Short sales risk. A short sale of a security or other instrument involves the risk that instead of declining, the price of the security or other instrument sold short will rise. If the price of the security or other instrument sold short increases between the time of the short sale and the time the fund replaces the borrowed security or other instrument, the fund will realize a loss. Short sales involve the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security or other instrument sold short to increase. Shorting options or futures may have an imperfect correlation to the assets held by the fund and may not adequately protect against losses in or may result in greater losses for the fund's portfolio.

Segregated assets risk. In connection with certain transactions that may give rise to future payment obligations, including many types of derivatives, the fund may be required to maintain a segregated amount of cash or liquid securities to cover the position. Segregated securities cannot be sold while the position they are covering is outstanding, unless they are replaced with other securities of equal value. As a result, there is the possibility that segregation of a large percentage of the fund's assets, in some circumstances, may limit the subadvisers' flexibility.

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity, long-term fixed income and short-term defensive instruments). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time and the percentage of the fund's assets invested in various underlying funds, the fund's actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.

Fund of funds risk. Your cost of investing in the fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the fund's approval, which could force the fund to withdraw its investment from such underlying fund at a time that is unfavorable to the fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund's or underlying fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund or underlying fund fall, the value of your investment in the fund will decline. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts to respond to the crisis, or investor perception that such efforts are not succeeding could also negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Fixed income securities risk. Fixed income securities are subject to a number of risks, including credit, market and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of an underlying fund's investment in that issuer. Market risk is the risk that the fixed income markets may become volatile and less liquid, and the market value of an investment may move up or down, sometimes quickly or unpredictably. Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. In general, the longer the maturity and the lower the credit quality of a fixed income security, the more likely its value will decline.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices an underlying fund's adviser believes appropriate and may offer greater potential for losses.

Liquidity risk. Some assets or derivatives held or sold by the fund or an underlying fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid assets or derivatives may also be difficult to value. If the fund or an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund or an underlying fund may be forced to sell at a loss.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. An underlying fund may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the fund's exposure to those factors.

Foreign investments risk. The fund or an underlying fund's investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund or an underlying fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund or an underlying fund's investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Exchange-traded funds (ETFs) risk. Investing in an ETF will give the fund exposure to the securities comprising the index on which the ETF is based and will expose the fund to risks similar to those of investing directly in those securities. Shares of ETFs are traded on an exchange and may trade at either a premium or discount to NAV. The fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Valuation risk. The sales price the fund or an underlying fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities or other instruments that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund or an underlying fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund or the underlying fund had not fair-valued the security or had used a different valuation methodology.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets are lower than estimated. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

		These risks are discussed in more detail later in this Prospectus or in the SAI.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The fund has not yet operated for a full calendar year. Once the fund has a performance record of at least one calendar year, a bar chart and performance table will be included in this Prospectus.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The fund has not yet operated for a full calendar year. Once the fund has a performance record of at least one calendar year, a bar chart and performance table will be included in this Prospectus.
Legg Mason Dynamic Multi-Strategy Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Small account fee ($)	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	3.92%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%
Total annual fund operating expenses	rr_ExpensesOverAssets	5.05%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(3.60%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.45%
1 Year	rr_ExpenseExampleYear01	714
3 Years	rr_ExpenseExampleYear03	1,699
5 Years	rr_ExpenseExampleYear05	2,683
10 Years	rr_ExpenseExampleYear10	5,140
1 Year	rr_ExpenseExampleNoRedemptionYear01	714
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,699
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,683
10 Years	rr_ExpenseExampleNoRedemptionYear10	5,140
Legg Mason Dynamic Multi-Strategy Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee ($)	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	3.95%	[5]
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%
Total annual fund operating expenses	rr_ExpensesOverAssets	5.83%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(3.63%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	2.20%
1 Year	rr_ExpenseExampleYear01	323
3 Years	rr_ExpenseExampleYear03	1,412
5 Years	rr_ExpenseExampleYear05	2,581
10 Years	rr_ExpenseExampleYear10	5,419
1 Year	rr_ExpenseExampleNoRedemptionYear01	223
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,412
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,581
10 Years	rr_ExpenseExampleNoRedemptionYear10	5,419
Legg Mason Dynamic Multi-Strategy Fund | Class FI
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	4.00%	[5]
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%
Total annual fund operating expenses	rr_ExpensesOverAssets	5.13%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(3.68%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.45%
1 Year	rr_ExpenseExampleYear01	148
3 Years	rr_ExpenseExampleYear03	1,209
5 Years	rr_ExpenseExampleYear05	2,267
10 Years	rr_ExpenseExampleYear10	4,900
1 Year	rr_ExpenseExampleNoRedemptionYear01	148
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,209
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,267
10 Years	rr_ExpenseExampleNoRedemptionYear10	4,900
Legg Mason Dynamic Multi-Strategy Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	4.00%	[5]
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%
Total annual fund operating expenses	rr_ExpensesOverAssets	5.38%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(3.63%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.75%
1 Year	rr_ExpenseExampleYear01	178
3 Years	rr_ExpenseExampleYear03	1,284
5 Years	rr_ExpenseExampleYear05	2,382
10 Years	rr_ExpenseExampleYear10	5,092
1 Year	rr_ExpenseExampleNoRedemptionYear01	178
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,284
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,382
10 Years	rr_ExpenseExampleNoRedemptionYear10	5,092
Legg Mason Dynamic Multi-Strategy Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	3.90%	[5]
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%
Total annual fund operating expenses	rr_ExpensesOverAssets	4.78%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(3.63%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.15%
1 Year	rr_ExpenseExampleYear01	117
3 Years	rr_ExpenseExampleYear03	1,112
5 Years	rr_ExpenseExampleYear05	2,111
10 Years	rr_ExpenseExampleYear10	4,629
1 Year	rr_ExpenseExampleNoRedemptionYear01	117
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,112
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,111
10 Years	rr_ExpenseExampleNoRedemptionYear10	4,629
Legg Mason Dynamic Multi-Strategy Fund | Class IS
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.45%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	3.80%	[5]
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%
Total annual fund operating expenses	rr_ExpensesOverAssets	4.68%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(3.63%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.05%
1 Year	rr_ExpenseExampleYear01	107
3 Years	rr_ExpenseExampleYear03	1,083
5 Years	rr_ExpenseExampleYear05	2,065
10 Years	rr_ExpenseExampleYear10	4,549
1 Year	rr_ExpenseExampleNoRedemptionYear01	107
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,083
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,065
10 Years	rr_ExpenseExampleNoRedemptionYear10	4,549

[1]	Generally,
[2]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund���s books and records.
[3]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund���s shareholder reports, because the ratios in the financial highlights tables reflect the fund���s operating expenses and do not include acquired fund fees and expenses.
[4]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes and extraordinary expenses) so that total annual operating expenses are not expected to exceed 1.45% for Class A shares, 2.20% for Class C shares, 1.45% for Class FI shares, 1.75% for Class R shares, 1.15% for Class I shares and 1.05% for Class IS shares. These arrangements cannot be terminated prior to December 31, 2014 without the Board of Trustees��� consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class��� total annual operating expenses have fallen to a level below the limits described above.
[5]	���Other expenses��� for Class C, Class FI, Class R, Class I and Class IS shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

Legg Mason Investment Counsel Social Awareness Fund
Legg Mason Investment Counsel Social Awareness Fund
Investment objective
The fund seeks to provide high total return consisting of capital appreciation and current income.
Fees and expenses of the fund
The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 20 under the heading “Sales charges” and in the fund’s statement of additional information (“SAI”) on page 54 under the heading “Sales Charge Waivers and Reductions.”

The fund no longer offers Class B shares or Class R1 shares for purchase by new or existing investors. Class B shares will continue to be available for dividend reinvestment and incoming exchanges.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Legg Mason Investment Counsel Social Awareness Fund (USD $)		Class A		Class B	Class C	Class FI	Class R	Class R1	Class I
Maximum sales charge (load) imposed on purchases (as a % of offering price)		5.75%		none	none	none	none	none	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)		none	[1]	5.00%	1.00%	none	none	none	none
Small account fee ($)	[2]	15		15	15	none	none	none	none
[1]	Generally,
[2]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Annual Fund Operating Expenses Legg Mason Investment Counsel Social Awareness Fund	Class A		Class B		Class C		Class FI		Class R		Class R1		Class I
Management fees	0.65%		0.65%		0.65%		0.65%		0.65%		0.65%		0.65%
Distribution and service (12b-1) fees	0.25%		1.00%		1.00%		0.25%		0.50%		1.00%		none
Other expenses	0.40%		0.76%		0.33%		0.33%	[1]	0.33%	[1]	0.33%	[1]	0.40%
Total annual fund operating expenses	1.30%		2.41%		1.98%		1.23%		1.48%		1.98%		1.05%
Fees waived and/or expenses reimbursed		[2]		[2]		[2]		[3]		[3]		[3]	(0.05%)	[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.30%		2.41%		1.98%		1.23%		1.48%		1.98%		1.00%
[1]	"Other expenses" for Class FI, Class R and Class R1 shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[2]	N/A
[3]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.25% for Class FI shares, 1.50% for Class R shares, 2.00% for Class R1 shares and 1.00% for Class I shares. These arrangements cannot be terminated prior to December 31, 2014 without the Board of Trustees' consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
          You invest $10,000 in the fund for the time periods indicated
          Your investment has a 5% return each year and the fund’s operating expenses remain the same
          You reinvest all distributions and dividends without a sales charge
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Number of years you own your shares ($)
Expense Example Legg Mason Investment Counsel Social Awareness Fund (USD $)	1 year	3 years	5 years	10 years
Class A	700	963	1,246	2,052
Class B	744	1,051	1,385	2,469
Class C	301	621	1,067	2,306
Class FI	125	390	675	1,487
Class R	151	468	808	1,769
Class R1	201	621	1,067	2,306
Class I	102	329	574	1,277

Number of years you own your shares ($)
Expense Example, No Redemption Legg Mason Investment Counsel Social Awareness Fund (USD $)	1 year	3 years	5 years	10 years
Class A	700	963	1,246	2,052
Class B	244	751	1,285	2,469
Class C	201	621	1,067	2,306
Class FI	125	390	675	1,487
Class R	151	468	808	1,769
Class R1	201	621	1,067	2,306
Class I	102	329	574	1,277

Portfolio turnover.
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 26% of the average value of its portfolio.
Principal investment strategies
The fund invests primarily in common stocks and other equity securities of U.S. companies. The fund targets a 30% investment (normally between 25% and 35%) in fixed income securities, which are primarily investment grade and may be of any maturity. The fund may also invest a portion of its assets in equity and debt securities of foreign issuers. The fund emphasizes companies that offer both attractive investment opportunities and demonstrate a positive awareness of their impact on the society in which they operate, relative to other companies in their industries.
Certain risks
Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts to respond to the crisis, or investor perception that such efforts are not succeeding could also negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Fixed income securities risk. Fixed income securities are subject to a number of risks, including credit, market and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the fund's investment in that issuer. Market risk is the risk that the fixed income markets may become volatile and less liquid, and the market value of an investment may move up or down, sometimes quickly or unpredictably. Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. In general, the longer the maturity and the lower the credit quality of a fixed income security, the more likely its value will decline.

Social awareness criteria risk. The fund's universe of investments may be smaller than that of other funds because of the fund's social awareness criteria. Socially aware companies may underperform similar companies without social awareness policies or the market as a whole. They may also fall out of favor with investors. The fund's social awareness policy may also prevent investment in certain attractive opportunities that would be otherwise consistent with the fund's investment objective and investment strategies.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Liquidity risk. Some assets held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid assets may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Foreign investments risk. The fund's investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund's investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Portfolio selection risk. The value of your investment may decrease if the subadviser's judgment about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements is incorrect.

Valuation risk. The sales price the fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued the security or had used a different valuation methodology.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

These risks are discussed in more detail later in this Prospectus or in the SAI.
Performance
The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark. The table compares the fund’s performance with the average annual total returns of the S&P 500 Index, the Barclays U.S. Aggregate Index (a fixed income index) and the blended performance of the two indexes, which provides fund shareholders with more meaningful comparisons than with the S&P 500 Index or the Barclays U.S. Aggregate Index alone. The blended index has been prepared by the manager. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Total returns (before taxes) (%)

Calendar Years ended December 31 Best quarter (06/30/2009): 13.86 Worst quarter (12/31/2008): (15.29) The year-to-date return as of the most recent calendar quarter, which ended 03/31/2013, was 6.55
Average annual total returns (for periods ended December 31, 2012) (%)
Average Annual Total Returns Legg Mason Investment Counsel Social Awareness Fund		1 year	5 years		10 years		Since inception	Inception date
Class A		3.77%	0.82%		4.91%
Class A Return after taxes on distributions		3.45%	0.40%		3.86%
Class A Return after taxes on distributions and sale of fund shares		2.45%	0.44%		3.91%
Class B		3.92%	0.94%		4.82%
Class C		8.37%	1.42%		4.85%
Class I	[1]	10.42%		[2]		[2]	4.22%	Jul 24, 2008
S&P 500 Index (reflects no deduction for fees, expenses or taxes)		16.00%	1.66%		7.10%
Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)		4.22%	5.95%		5.18%
Blended S&P 500 Index (70%) and Barclays U.S. Aggregate Index (30%) (reflects no deduction for fees, expenses or taxes)		12.49%	3.33%		6.78%
[1]	For Class I shares, for the period from the class' commencement of operations to December 31, 2012, the average annual total returns of the S&P 500 Index, the Barclays U.S. Aggregate Index and the Blended S&P 500 Index (70%) and Barclays U.S. Aggregate Index (30%) were 5.31%, 6.52% and 6.09%, respectively.
[2]	N/A

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Jun 1, 2013
Legg Mason Investment Counsel Social Awareness Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Legg Mason Investment Counsel Social Awareness Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide high total return consisting of capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 20 under the heading “Sales charges” and in the fund’s statement of additional information (“SAI”) on page 54 under the heading “Sales Charge Waivers and Reductions.”

		The fund no longer offers Class B shares or Class R1 shares for purchase by new or existing investors. Class B shares will continue to be available for dividend reinvestment and incoming exchanges.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 26% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” for Class FI, Class R and Class R1 shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
          You invest $10,000 in the fund for the time periods indicated
          Your investment has a 5% return each year and the fund’s operating expenses remain the same
          You reinvest all distributions and dividends without a sales charge
		Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ($)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund invests primarily in common stocks and other equity securities of U.S. companies. The fund targets a 30% investment (normally between 25% and 35%) in fixed income securities, which are primarily investment grade and may be of any maturity. The fund may also invest a portion of its assets in equity and debt securities of foreign issuers. The fund emphasizes companies that offer both attractive investment opportunities and demonstrate a positive awareness of their impact on the society in which they operate, relative to other companies in their industries.
Risk [Heading]	rr_RiskHeading	Certain risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund fall, the value of your investment in the fund will decline. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts to respond to the crisis, or investor perception that such efforts are not succeeding could also negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Fixed income securities risk. Fixed income securities are subject to a number of risks, including credit, market and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the fund's investment in that issuer. Market risk is the risk that the fixed income markets may become volatile and less liquid, and the market value of an investment may move up or down, sometimes quickly or unpredictably. Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. In general, the longer the maturity and the lower the credit quality of a fixed income security, the more likely its value will decline.

Social awareness criteria risk. The fund's universe of investments may be smaller than that of other funds because of the fund's social awareness criteria. Socially aware companies may underperform similar companies without social awareness policies or the market as a whole. They may also fall out of favor with investors. The fund's social awareness policy may also prevent investment in certain attractive opportunities that would be otherwise consistent with the fund's investment objective and investment strategies.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. The fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Liquidity risk. Some assets held by the fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid assets may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Foreign investments risk. The fund's investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund's investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Portfolio selection risk. The value of your investment may decrease if the subadviser's judgment about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements is incorrect.

Valuation risk. The sales price the fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued the security or had used a different valuation methodology.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

		These risks are discussed in more detail later in this Prospectus or in the SAI.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark. The table compares the fund’s performance with the average annual total returns of the S&P 500 Index, the Barclays U.S. Aggregate Index (a fixed income index) and the blended performance of the two indexes, which provides fund shareholders with more meaningful comparisons than with the S&P 500 Index or the Barclays U.S. Aggregate Index alone. The blended index has been prepared by the manager. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

		Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark. The table compares the fund’s performance with the average annual total returns of the S&P 500 Index, the Barclays U.S. Aggregate Index (a fixed income index) and the blended performance of the two indexes, which provides fund shareholders with more meaningful comparisons than with the S&P 500 Index or the Barclays U.S. Aggregate Index alone.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-721-1926
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total returns (before taxes) (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Years ended December 31 Best quarter (06/30/2009): 13.86 Worst quarter (12/31/2008): (15.29) The year-to-date return as of the most recent calendar quarter, which ended 03/31/2013, was 6.55
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for periods ended December 31, 2012) (%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A.
Legg Mason Investment Counsel Social Awareness Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Small account fee ($)	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.40%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.30%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.30%
1 year	rr_ExpenseExampleYear01	700
3 years	rr_ExpenseExampleYear03	963
5 years	rr_ExpenseExampleYear05	1,246
10 years	rr_ExpenseExampleYear10	2,052
1 year	rr_ExpenseExampleNoRedemptionYear01	700
3 years	rr_ExpenseExampleNoRedemptionYear03	963
5 years	rr_ExpenseExampleNoRedemptionYear05	1,246
10 years	rr_ExpenseExampleNoRedemptionYear10	2,052
2003	rr_AnnualReturn2003	23.13%
2004	rr_AnnualReturn2004	7.58%
2005	rr_AnnualReturn2005	(0.60%)
2006	rr_AnnualReturn2006	9.03%
2007	rr_AnnualReturn2007	7.97%
2008	rr_AnnualReturn2008	(26.57%)
2009	rr_AnnualReturn2009	23.19%
2010	rr_AnnualReturn2010	11.69%
2011	rr_AnnualReturn2011	(0.65%)
2012	rr_AnnualReturn2012	10.07%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.55%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.29%)
1 year	rr_AverageAnnualReturnYear01	3.77%
5 years	rr_AverageAnnualReturnYear05	0.82%
10 years	rr_AverageAnnualReturnYear10	4.91%
Legg Mason Investment Counsel Social Awareness Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Small account fee ($)	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.76%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.41%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	2.41%
1 year	rr_ExpenseExampleYear01	744
3 years	rr_ExpenseExampleYear03	1,051
5 years	rr_ExpenseExampleYear05	1,385
10 years	rr_ExpenseExampleYear10	2,469
1 year	rr_ExpenseExampleNoRedemptionYear01	244
3 years	rr_ExpenseExampleNoRedemptionYear03	751
5 years	rr_ExpenseExampleNoRedemptionYear05	1,285
10 years	rr_ExpenseExampleNoRedemptionYear10	2,469
1 year	rr_AverageAnnualReturnYear01	3.92%
5 years	rr_AverageAnnualReturnYear05	0.94%
10 years	rr_AverageAnnualReturnYear10	4.82%
Legg Mason Investment Counsel Social Awareness Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee ($)	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.33%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.98%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[3]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.98%
1 year	rr_ExpenseExampleYear01	301
3 years	rr_ExpenseExampleYear03	621
5 years	rr_ExpenseExampleYear05	1,067
10 years	rr_ExpenseExampleYear10	2,306
1 year	rr_ExpenseExampleNoRedemptionYear01	201
3 years	rr_ExpenseExampleNoRedemptionYear03	621
5 years	rr_ExpenseExampleNoRedemptionYear05	1,067
10 years	rr_ExpenseExampleNoRedemptionYear10	2,306
1 year	rr_AverageAnnualReturnYear01	8.37%
5 years	rr_AverageAnnualReturnYear05	1.42%
10 years	rr_AverageAnnualReturnYear10	4.85%
Legg Mason Investment Counsel Social Awareness Fund | Class FI
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.33%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.23%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[5]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.23%
1 year	rr_ExpenseExampleYear01	125
3 years	rr_ExpenseExampleYear03	390
5 years	rr_ExpenseExampleYear05	675
10 years	rr_ExpenseExampleYear10	1,487
1 year	rr_ExpenseExampleNoRedemptionYear01	125
3 years	rr_ExpenseExampleNoRedemptionYear03	390
5 years	rr_ExpenseExampleNoRedemptionYear05	675
10 years	rr_ExpenseExampleNoRedemptionYear10	1,487
Legg Mason Investment Counsel Social Awareness Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.33%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.48%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[5]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.48%
1 year	rr_ExpenseExampleYear01	151
3 years	rr_ExpenseExampleYear03	468
5 years	rr_ExpenseExampleYear05	808
10 years	rr_ExpenseExampleYear10	1,769
1 year	rr_ExpenseExampleNoRedemptionYear01	151
3 years	rr_ExpenseExampleNoRedemptionYear03	468
5 years	rr_ExpenseExampleNoRedemptionYear05	808
10 years	rr_ExpenseExampleNoRedemptionYear10	1,769
Legg Mason Investment Counsel Social Awareness Fund | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.33%	[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.98%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[5]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.98%
1 year	rr_ExpenseExampleYear01	201
3 years	rr_ExpenseExampleYear03	621
5 years	rr_ExpenseExampleYear05	1,067
10 years	rr_ExpenseExampleYear10	2,306
1 year	rr_ExpenseExampleNoRedemptionYear01	201
3 years	rr_ExpenseExampleNoRedemptionYear03	621
5 years	rr_ExpenseExampleNoRedemptionYear05	1,067
10 years	rr_ExpenseExampleNoRedemptionYear10	2,306
Legg Mason Investment Counsel Social Awareness Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.65%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.40%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.05%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[5]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.00%
1 year	rr_ExpenseExampleYear01	102
3 years	rr_ExpenseExampleYear03	329
5 years	rr_ExpenseExampleYear05	574
10 years	rr_ExpenseExampleYear10	1,277
1 year	rr_ExpenseExampleNoRedemptionYear01	102
3 years	rr_ExpenseExampleNoRedemptionYear03	329
5 years	rr_ExpenseExampleNoRedemptionYear05	574
10 years	rr_ExpenseExampleNoRedemptionYear10	1,277
1 year	rr_AverageAnnualReturnYear01	10.42%	[6]
5 years	rr_AverageAnnualReturnYear05		[3],[6]
10 years	rr_AverageAnnualReturnYear10		[3],[6]
Since inception	rr_AverageAnnualReturnSinceInception	4.22%	[6]
Inception date	rr_AverageAnnualReturnInceptionDate	Jul 24, 2008	[6]
Legg Mason Investment Counsel Social Awareness Fund | Return after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	3.45%
5 years	rr_AverageAnnualReturnYear05	0.40%
10 years	rr_AverageAnnualReturnYear10	3.86%
Legg Mason Investment Counsel Social Awareness Fund | Return after taxes on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	2.45%
5 years	rr_AverageAnnualReturnYear05	0.44%
10 years	rr_AverageAnnualReturnYear10	3.91%
Legg Mason Investment Counsel Social Awareness Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	16.00%
5 years	rr_AverageAnnualReturnYear05	1.66%
10 years	rr_AverageAnnualReturnYear10	7.10%
Legg Mason Investment Counsel Social Awareness Fund | Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	4.22%
5 years	rr_AverageAnnualReturnYear05	5.95%
10 years	rr_AverageAnnualReturnYear10	5.18%
Legg Mason Investment Counsel Social Awareness Fund | Blended S&P 500 Index (70%) and Barclays U.S. Aggregate Index (30%) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	12.49%
5 years	rr_AverageAnnualReturnYear05	3.33%
10 years	rr_AverageAnnualReturnYear10	6.78%

[1]	Generally,
[2]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.
[3]	N/A
[4]	"Other expenses" for Class FI, Class R and Class R1 shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[5]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 1.25% for Class FI shares, 1.50% for Class R shares, 2.00% for Class R1 shares and 1.00% for Class I shares. These arrangements cannot be terminated prior to December 31, 2014 without the Board of Trustees' consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.
[6]	For Class I shares, for the period from the class' commencement of operations to December 31, 2012, the average annual total returns of the S&P 500 Index, the Barclays U.S. Aggregate Index and the Blended S&P 500 Index (70%) and Barclays U.S. Aggregate Index (30%) were 5.31%, 6.52% and 6.09%, respectively.

Legg Mason Lifestyle Allocation 85%
Legg Mason Lifestyle Allocation 85%
Investment objective
The fund seeks capital appreciation.
Fees and expenses of the fund
The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 61 under the heading “Sales charges” and in the fund’s statement of additional information (“SAI”) on page 68 under the heading “Sales Charge Waivers and Reductions.”

The fund no longer offers Class B or Class R1 shares for purchase by new or existing investors. Class B shares will continue to be available for dividend reinvestment and incoming exchanges.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Legg Mason Lifestyle Allocation 85% (USD $)		Class A		Class B	Class C	Class FI	Class R	Class R1	Class I
Maximum sales charge (load) imposed on purchases (as a % of offering price)		5.75%		none	none	none	none	none	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)		none	[1]	5.00%	1.00%	none	none	none	none
Small account fee ($)	[2]	15		15	15	none	none	none	none
[1]	Generally,
[2]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Annual Fund Operating Expenses Legg Mason Lifestyle Allocation 85%		Class A	Class B	Class C	Class FI		Class R		Class R1		Class I
Management fees		none	none	none	none		none		none		none
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.25%		0.50%		1.00%		none
Other expenses		0.44%	0.55%	0.24%	0.25%	[1]	0.25%	[1]	0.25%	[1]	0.28%
Acquired fund fees and expenses (fees and expenses of underlying funds)		0.82%	0.82%	0.82%	0.82%		0.82%		0.82%		0.82%
Total annual fund operating expenses	[2]	1.51%	2.37%	2.06%	1.32%		1.57%		2.07%		1.10%
[1]	"Other expenses" for Class FI, Class R and Class R1 shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[2]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports because the ratios in the financial highlights tables reflect the fund's operating expenses and do not include acquired fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
          You invest $10,000 in the fund for the time periods indicated
          Your investment has a 5% return each year and the fund’s operating expenses remain the same
          You reinvest all distributions and dividends without a sales charge
          The fees and expenses of the underlying Legg Mason-affiliated funds are reflected
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Number of years you own your shares ($)
Expense Example Legg Mason Lifestyle Allocation 85% (USD $)	1 year	3 years	5 years	10 years
Class A	720	1,025	1,351	2,273
Class B	740	1,039	1,365	2,492
Class C	309	645	1,108	2,390
Class FI	134	418	723	1,589
Class R	160	496	856	1,868
Class R1	210	649	1,114	2,401
Class I	112	350	607	1,341

Number of years you own your shares ($)
Expense Example, No Redemption Legg Mason Lifestyle Allocation 85% (USD $)	1 year	3 years	5 years	10 years
Class A	720	1,025	1,351	2,273
Class B	240	739	1,265	2,492
Class C	209	645	1,108	2,390
Class FI	134	418	723	1,589
Class R	160	496	856	1,868
Class R1	210	649	1,114	2,401
Class I	112	350	607	1,341

Portfolio turnover.
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 11% of the average value of its portfolio.
Principal investment strategies
The fund is a fund of funds—it invests in other mutual funds. The fund is managed as an asset allocation program and allocates its assets primarily among Legg Mason-affiliated mutual funds.

The fund organizes its investments in underlying funds into two main asset classes: the stock class (equity securities of all types) and the fixed income class (fixed income securities of all types). The fund seeks to maintain a Target Allocation (that is, its percentage allocation between equity-oriented funds and fixed income-oriented funds) of 85% in underlying funds that invest principally in equity securities and 15% in underlying funds that invest principally in fixed income securities. The fund may make tactical changes in its allocation within a specified range (the Target Range) around that Target Allocation, based on the portfolio managers' outlook for asset classes and market and economic trends.

Target Allocation
Equity Funds	85%
Fixed Income Funds	15%
Target Range
Equity Funds	80-100%
Fixed Income Funds	0-20%

The underlying funds have a range of investment styles and focuses. The underlying equity funds include large cap and small cap funds, growth- and value-oriented funds and international funds. The underlying fixed income funds include funds that invest in U.S. and non-U.S. issuers, corporate, mortgage-backed and government securities, investment grade securities and securities rated below investment grade (commonly known as "junk bonds"). The underlying fixed income funds invest in securities of varying maturities. The portfolio managers may invest in underlying Legg Mason-affiliated funds that have a limited performance history.
Certain risks
Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Affiliated funds risk. The fund's manager serves as manager of the underlying Legg Mason and Western Asset funds and is affiliated with the manager of the underlying Royce funds. In addition, the fund may invest in certain underlying funds for which the fund's subadviser serves as adviser. It is possible that a conflict of interest among the fund and the underlying funds could affect how the fund's manager and subadviser fulfill their fiduciary duties to the fund and the underlying funds. For example, the subadviser may have an incentive to allocate the fund's assets to those funds for which the fees paid to the manager or subadviser are higher than the fees paid by other underlying funds or to those funds for which the subadviser serves as adviser. However, the fund's Board of Trustees believes the fund has been structured to mitigate these concerns.

Allocation risk. The fund's ability to achieve its investment objective depends upon the portfolio managers' skill in determining the fund's strategic asset class allocation and in selecting the best mix of underlying funds. The value of your investment may decrease if the portfolio managers' judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, underlying fund or other issuer is incorrect.

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity or fixed income). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time, and the percentage of the fund's assets invested in various underlying funds, the fund's actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Derivatives risk. Using derivatives may have a leveraging effect, which may result in a disproportionate increase in an underlying fund's losses on the investment, and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the underlying fund. Using derivatives also can increase an underlying fund's volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to an underlying fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Fixed income securities risk. Fixed income securities are subject to a number of risks, including credit, market and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of an underlying fund's investment in that issuer. Market risk is the risk that the fixed income markets may become volatile and less liquid, and the market value of an investment may move up or down, sometimes quickly or unpredictably. Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. In general, the longer the maturity and the lower the credit quality of a fixed income security, the more likely its value will decline.

Foreign investment and emerging markets risk. An underlying fund's investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which an underlying fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of an underlying fund's investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

The risks of foreign investments are heightened when investing in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. They are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Investing in a fund of funds risk. Your cost of investing in the fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual equity and fixed income securities. An underlying fund may change its investment objective or policies without the fund's approval, which could force the fund to withdraw its investment from such underlying fund at a time that is unfavorable to the fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. Although the underlying funds will not concentrate their investments in any one industry or industry group, an underlying fund that is growth- or value-oriented may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the fund's exposure to those factors.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Liquidity risk. Some assets held by an underlying fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid assets may also be difficult to value. If an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the underlying fund may be forced to sell at a loss.

Non-diversification risk. The fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a smaller number of underlying funds than a diversified fund. To the extent the fund invests its assets in a smaller number of underlying funds, the fund will be more susceptible to negative events affecting those funds than diversified funds. The underlying funds in which the fund invests may be either diversified or non-diversified.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Stock market and equity securities risk. The securities markets are volatile and the market prices of an underlying fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by an underlying fund fall, the value of your investment in the fund will decline. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts to respond to the crisis, or investor perception that such efforts are not succeeding could also negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Valuation risk. The sales price an underlying fund could receive for any particular portfolio investment may differ from the underlying fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when an underlying fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the underlying fund had not fair-valued the security or had used a different valuation methodology.

These risks are discussed in more detail later in this Prospectus or in the SAI.
Performance
The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark. The fund also compares its performance to the Barclays U.S. Aggregate Index (an index of fixed income securities) and a composite benchmark, which is a hypothetical representation of the performance of the fund’s major asset classes, consisting of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Barclays U.S. Aggregate Index and 5% Barclays U.S. High Yield—2% Issuer Cap Index (an index where issuer exposure is limited to 2% of the market value of the Barclays U.S. Corporate High Yield Index). Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Total returns (before taxes) (%)

Calendar Years ended December 31 Best quarter (06/30/2009): 18.86 Worst quarter (12/31/2008): (20.25) The year-to-date return as of the most recent calendar quarter, which ended 03/31/13, was 7.77
Average annual total returns (for periods ended December 31, 2012) (%)
Average Annual Total Returns Legg Mason Lifestyle Allocation 85%		1 year	5 years		10 years		Since inception	Inception date
Class A		8.61%	(0.04%)		5.89%
Class A Return after taxes on distributions		8.14%	(0.83%)		5.36%
Class A Return after taxes on distributions and sale of fund shares		5.59%	(0.41%)		4.93%
Class B		9.20%	0.21%		5.92%
Class C		13.61%	0.74%		6.01%
Class I	[1]	15.67%		[2]		[2]	14.74%	Dec 16, 2008
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)		16.42%	2.04%		7.68%
Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)		4.22%	5.95%		5.18%
Composite Benchmark (reflects no deduction for fees, expenses or taxes)		15.45%	2.26%		8.28%
[1]	For Class I shares, for the period from the class' commencement of operations to December 31, 2012, the average annual total returns of the Russell 3000 Index, the Barclays U.S. Aggregate Index and the composite benchmark were 15.01%, 6.34% and 14.24%, respectively.
[2]	N/A

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Jun 1, 2013
Legg Mason Lifestyle Allocation 85%
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Legg Mason Lifestyle Allocation 85%
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 61 under the heading “Sales charges” and in the fund’s statement of additional information (“SAI”) on page 68 under the heading “Sales Charge Waivers and Reductions.”

		The fund no longer offers Class B or Class R1 shares for purchase by new or existing investors. Class B shares will continue to be available for dividend reinvestment and incoming exchanges.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 11% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” for Class FI, Class R and Class R1 shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund’s shareholder reports because the ratios in the financial highlights tables reflect the fund’s operating expenses and do not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
          You invest $10,000 in the fund for the time periods indicated
          Your investment has a 5% return each year and the fund’s operating expenses remain the same
          You reinvest all distributions and dividends without a sales charge
          The fees and expenses of the underlying Legg Mason-affiliated funds are reflected
		Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ($)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund is a fund of funds—it invests in other mutual funds. The fund is managed as an asset allocation program and allocates its assets primarily among Legg Mason-affiliated mutual funds.

The fund organizes its investments in underlying funds into two main asset classes: the stock class (equity securities of all types) and the fixed income class (fixed income securities of all types). The fund seeks to maintain a Target Allocation (that is, its percentage allocation between equity-oriented funds and fixed income-oriented funds) of 85% in underlying funds that invest principally in equity securities and 15% in underlying funds that invest principally in fixed income securities. The fund may make tactical changes in its allocation within a specified range (the Target Range) around that Target Allocation, based on the portfolio managers' outlook for asset classes and market and economic trends.

Target Allocation
Equity Funds	85%
Fixed Income Funds	15%
Target Range
Equity Funds	80-100%
Fixed Income Funds	0-20%

		The underlying funds have a range of investment styles and focuses. The underlying equity funds include large cap and small cap funds, growth- and value-oriented funds and international funds. The underlying fixed income funds include funds that invest in U.S. and non-U.S. issuers, corporate, mortgage-backed and government securities, investment grade securities and securities rated below investment grade (commonly known as "junk bonds"). The underlying fixed income funds invest in securities of varying maturities. The portfolio managers may invest in underlying Legg Mason-affiliated funds that have a limited performance history.
Risk [Heading]	rr_RiskHeading	Certain risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Affiliated funds risk. The fund's manager serves as manager of the underlying Legg Mason and Western Asset funds and is affiliated with the manager of the underlying Royce funds. In addition, the fund may invest in certain underlying funds for which the fund's subadviser serves as adviser. It is possible that a conflict of interest among the fund and the underlying funds could affect how the fund's manager and subadviser fulfill their fiduciary duties to the fund and the underlying funds. For example, the subadviser may have an incentive to allocate the fund's assets to those funds for which the fees paid to the manager or subadviser are higher than the fees paid by other underlying funds or to those funds for which the subadviser serves as adviser. However, the fund's Board of Trustees believes the fund has been structured to mitigate these concerns.

Allocation risk. The fund's ability to achieve its investment objective depends upon the portfolio managers' skill in determining the fund's strategic asset class allocation and in selecting the best mix of underlying funds. The value of your investment may decrease if the portfolio managers' judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, underlying fund or other issuer is incorrect.

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity or fixed income). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time, and the percentage of the fund's assets invested in various underlying funds, the fund's actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Derivatives risk. Using derivatives may have a leveraging effect, which may result in a disproportionate increase in an underlying fund's losses on the investment, and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the underlying fund. Using derivatives also can increase an underlying fund's volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to an underlying fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Fixed income securities risk. Fixed income securities are subject to a number of risks, including credit, market and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of an underlying fund's investment in that issuer. Market risk is the risk that the fixed income markets may become volatile and less liquid, and the market value of an investment may move up or down, sometimes quickly or unpredictably. Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. In general, the longer the maturity and the lower the credit quality of a fixed income security, the more likely its value will decline.

Foreign investment and emerging markets risk. An underlying fund's investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which an underlying fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of an underlying fund's investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

The risks of foreign investments are heightened when investing in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. They are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Investing in a fund of funds risk. Your cost of investing in the fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual equity and fixed income securities. An underlying fund may change its investment objective or policies without the fund's approval, which could force the fund to withdraw its investment from such underlying fund at a time that is unfavorable to the fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. Although the underlying funds will not concentrate their investments in any one industry or industry group, an underlying fund that is growth- or value-oriented may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the fund's exposure to those factors.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Liquidity risk. Some assets held by an underlying fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid assets may also be difficult to value. If an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the underlying fund may be forced to sell at a loss.

Non-diversification risk. The fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a smaller number of underlying funds than a diversified fund. To the extent the fund invests its assets in a smaller number of underlying funds, the fund will be more susceptible to negative events affecting those funds than diversified funds. The underlying funds in which the fund invests may be either diversified or non-diversified.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Stock market and equity securities risk. The securities markets are volatile and the market prices of an underlying fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by an underlying fund fall, the value of your investment in the fund will decline. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts to respond to the crisis, or investor perception that such efforts are not succeeding could also negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Valuation risk. The sales price an underlying fund could receive for any particular portfolio investment may differ from the underlying fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when an underlying fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the underlying fund had not fair-valued the security or had used a different valuation methodology.

		These risks are discussed in more detail later in this Prospectus or in the SAI.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversification risk. The fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a smaller number of underlying funds than a diversified fund. To the extent the fund invests its assets in a smaller number of underlying funds, the fund will be more susceptible to negative events affecting those funds than diversified funds. The underlying funds in which the fund invests may be either diversified or non-diversified.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark. The fund also compares its performance to the Barclays U.S. Aggregate Index (an index of fixed income securities) and a composite benchmark, which is a hypothetical representation of the performance of the fund’s major asset classes, consisting of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Barclays U.S. Aggregate Index and 5% Barclays U.S. High Yield—2% Issuer Cap Index (an index where issuer exposure is limited to 2% of the market value of the Barclays U.S. Corporate High Yield Index). Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

		Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark. The fund also compares its performance to the Barclays U.S. Aggregate Index (an index of fixed income securities) and a composite benchmark, which is a hypothetical representation of the performance of the fund’s major asset classes, consisting of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Barclays U.S. Aggregate Index and 5% Barclays U.S. High Yield—2% Issuer Cap Index (an index where issuer exposure is limited to 2% of the market value of the Barclays U.S. Corporate High Yield Index).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-721-1926
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total returns (before taxes) (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Years ended December 31 Best quarter (06/30/2009): 18.86 Worst quarter (12/31/2008): (20.25) The year-to-date return as of the most recent calendar quarter, which ended 03/31/13, was 7.77
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for periods ended December 31, 2012) (%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A.
Legg Mason Lifestyle Allocation 85% | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Small account fee ($)	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.44%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.51%	[3]
1 year	rr_ExpenseExampleYear01	720
3 years	rr_ExpenseExampleYear03	1,025
5 years	rr_ExpenseExampleYear05	1,351
10 years	rr_ExpenseExampleYear10	2,273
1 year	rr_ExpenseExampleNoRedemptionYear01	720
3 years	rr_ExpenseExampleNoRedemptionYear03	1,025
5 years	rr_ExpenseExampleNoRedemptionYear05	1,351
10 years	rr_ExpenseExampleNoRedemptionYear10	2,273
2003	rr_AnnualReturn2003	36.33%
2004	rr_AnnualReturn2004	10.18%
2005	rr_AnnualReturn2005	5.50%
2006	rr_AnnualReturn2006	8.96%
2007	rr_AnnualReturn2007	2.95%
2008	rr_AnnualReturn2008	(37.54%)
2009	rr_AnnualReturn2009	31.50%
2010	rr_AnnualReturn2010	15.16%
2011	rr_AnnualReturn2011	(2.88%)
2012	rr_AnnualReturn2012	15.25%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.25%)
1 year	rr_AverageAnnualReturnYear01	8.61%
5 years	rr_AverageAnnualReturnYear05	(0.04%)
10 years	rr_AverageAnnualReturnYear10	5.89%
Legg Mason Lifestyle Allocation 85% | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Small account fee ($)	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.55%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.37%	[3]
1 year	rr_ExpenseExampleYear01	740
3 years	rr_ExpenseExampleYear03	1,039
5 years	rr_ExpenseExampleYear05	1,365
10 years	rr_ExpenseExampleYear10	2,492
1 year	rr_ExpenseExampleNoRedemptionYear01	240
3 years	rr_ExpenseExampleNoRedemptionYear03	739
5 years	rr_ExpenseExampleNoRedemptionYear05	1,265
10 years	rr_ExpenseExampleNoRedemptionYear10	2,492
1 year	rr_AverageAnnualReturnYear01	9.20%
5 years	rr_AverageAnnualReturnYear05	0.21%
10 years	rr_AverageAnnualReturnYear10	5.92%
Legg Mason Lifestyle Allocation 85% | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee ($)	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.24%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.06%	[3]
1 year	rr_ExpenseExampleYear01	309
3 years	rr_ExpenseExampleYear03	645
5 years	rr_ExpenseExampleYear05	1,108
10 years	rr_ExpenseExampleYear10	2,390
1 year	rr_ExpenseExampleNoRedemptionYear01	209
3 years	rr_ExpenseExampleNoRedemptionYear03	645
5 years	rr_ExpenseExampleNoRedemptionYear05	1,108
10 years	rr_ExpenseExampleNoRedemptionYear10	2,390
1 year	rr_AverageAnnualReturnYear01	13.61%
5 years	rr_AverageAnnualReturnYear05	0.74%
10 years	rr_AverageAnnualReturnYear10	6.01%
Legg Mason Lifestyle Allocation 85% | Class FI
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.25%	[4]
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.32%	[3]
1 year	rr_ExpenseExampleYear01	134
3 years	rr_ExpenseExampleYear03	418
5 years	rr_ExpenseExampleYear05	723
10 years	rr_ExpenseExampleYear10	1,589
1 year	rr_ExpenseExampleNoRedemptionYear01	134
3 years	rr_ExpenseExampleNoRedemptionYear03	418
5 years	rr_ExpenseExampleNoRedemptionYear05	723
10 years	rr_ExpenseExampleNoRedemptionYear10	1,589
Legg Mason Lifestyle Allocation 85% | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.25%	[4]
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.57%	[3]
1 year	rr_ExpenseExampleYear01	160
3 years	rr_ExpenseExampleYear03	496
5 years	rr_ExpenseExampleYear05	856
10 years	rr_ExpenseExampleYear10	1,868
1 year	rr_ExpenseExampleNoRedemptionYear01	160
3 years	rr_ExpenseExampleNoRedemptionYear03	496
5 years	rr_ExpenseExampleNoRedemptionYear05	856
10 years	rr_ExpenseExampleNoRedemptionYear10	1,868
Legg Mason Lifestyle Allocation 85% | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.25%	[4]
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.07%	[3]
1 year	rr_ExpenseExampleYear01	210
3 years	rr_ExpenseExampleYear03	649
5 years	rr_ExpenseExampleYear05	1,114
10 years	rr_ExpenseExampleYear10	2,401
1 year	rr_ExpenseExampleNoRedemptionYear01	210
3 years	rr_ExpenseExampleNoRedemptionYear03	649
5 years	rr_ExpenseExampleNoRedemptionYear05	1,114
10 years	rr_ExpenseExampleNoRedemptionYear10	2,401
Legg Mason Lifestyle Allocation 85% | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.28%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.10%	[3]
1 year	rr_ExpenseExampleYear01	112
3 years	rr_ExpenseExampleYear03	350
5 years	rr_ExpenseExampleYear05	607
10 years	rr_ExpenseExampleYear10	1,341
1 year	rr_ExpenseExampleNoRedemptionYear01	112
3 years	rr_ExpenseExampleNoRedemptionYear03	350
5 years	rr_ExpenseExampleNoRedemptionYear05	607
10 years	rr_ExpenseExampleNoRedemptionYear10	1,341
1 year	rr_AverageAnnualReturnYear01	15.67%	[5]
5 years	rr_AverageAnnualReturnYear05		[5],[6]
10 years	rr_AverageAnnualReturnYear10		[5],[6]
Since inception	rr_AverageAnnualReturnSinceInception	14.74%	[5]
Inception date	rr_AverageAnnualReturnInceptionDate	Dec 16, 2008	[5]
Legg Mason Lifestyle Allocation 85% | Return after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	8.14%
5 years	rr_AverageAnnualReturnYear05	(0.83%)
10 years	rr_AverageAnnualReturnYear10	5.36%
Legg Mason Lifestyle Allocation 85% | Return after taxes on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	5.59%
5 years	rr_AverageAnnualReturnYear05	(0.41%)
10 years	rr_AverageAnnualReturnYear10	4.93%
Legg Mason Lifestyle Allocation 85% | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	16.42%
5 years	rr_AverageAnnualReturnYear05	2.04%
10 years	rr_AverageAnnualReturnYear10	7.68%
Legg Mason Lifestyle Allocation 85% | Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	4.22%
5 years	rr_AverageAnnualReturnYear05	5.95%
10 years	rr_AverageAnnualReturnYear10	5.18%
Legg Mason Lifestyle Allocation 85% | Composite Benchmark (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	15.45%
5 years	rr_AverageAnnualReturnYear05	2.26%
10 years	rr_AverageAnnualReturnYear10	8.28%

[1]	Generally,
[2]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.
[3]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports because the ratios in the financial highlights tables reflect the fund's operating expenses and do not include acquired fund fees and expenses.
[4]	"Other expenses" for Class FI, Class R and Class R1 shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[5]	For Class I shares, for the period from the class' commencement of operations to December 31, 2012, the average annual total returns of the Russell 3000 Index, the Barclays U.S. Aggregate Index and the composite benchmark were 15.01%, 6.34% and 14.24%, respectively.
[6]	N/A

Legg Mason Lifestyle Allocation 70%
Legg Mason Lifestyle Allocation 70%
Investment objective
The fund seeks long-term growth of capital.
Fees and expenses of the fund
The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 61 under the heading “Sales charges” and in the fund’s SAI on page 68 under the heading “Sales Charge Waivers and Reductions.”

The fund no longer offers Class B shares or Class R1 shares for purchase by new or existing investors. Class B shares will continue to be available for dividend reinvestment and incoming exchanges.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Legg Mason Lifestyle Allocation 70% (USD $)		Class A		Class B	Class C	Class FI	Class R	Class R1	Class I
Maximum sales charge (load) imposed on purchases (as a % of offering price)		5.75%		none	none	none	none	none	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)		none	[1]	5.00%	1.00%	none	none	none	none
Small account fee ($)	[2]	15		15	15	none	none	none	none
[1]	Generally,
[2]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Annual Fund Operating Expenses Legg Mason Lifestyle Allocation 70%		Class A	Class B	Class C	Class FI		Class R		Class R1		Class I
Management fees		none	none	none	none		none		none		none
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.25%		0.50%		1.00%		none
Other expenses		0.35%	0.52%	0.22%	0.26%	[1]	0.26%	[1]	0.26%	[1]	0.36%
Acquired fund fees and expenses (fees and expenses of underlying funds)		0.78%	0.78%	0.78%	0.78%		0.78%		0.78%		0.78%
Total annual fund operating expenses	[2]	1.38%	2.30%	2.00%	1.29%		1.54%		2.04%		1.14%
Fees waived and/or expenses reimbursed	[3]										(0.01%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		1.38%	2.30%	2.00%	1.29%		1.54%		2.04%		1.13%
[1]	"Other expenses" for Class FI, Class R and Class R1 shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[2]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports because the ratios in the financial highlights tables reflect the fund's operating expenses and do not include acquired fund fees and expenses.
[3]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 0.80% for Class A shares, 1.55% for Class B shares, 1.55% for Class C shares, 0.80% for Class FI shares, 1.05% for Class R shares, 1.55% for Class R1 shares and 0.55% for Class I shares. These arrangements cannot be terminated prior to December 31, 2014 without the Board of Trustees' consent. The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
          You invest $10,000 in the fund for the time periods indicated
          Your investment has a 5% return each year and the fund’s operating expenses remain the same
          You reinvest all distributions and dividends without a sales charge
          The fees and expenses of the underlying Legg Mason-affiliated funds are reflected
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Number of years you own your shares ($)
Expense Example Legg Mason Lifestyle Allocation 70% (USD $)	1 year	3 years	5 years	10 years
Class A	707	986	1,286	2,136
Class B	733	1,018	1,330	2,405
Class C	303	627	1,077	2,326
Class FI	131	408	707	1,556
Class R	157	487	839	1,835
Class R1	207	639	1,098	2,369
Class I	116	362	627	1,384

Number of years you own your shares ($)
Expense Example, No Redemption Legg Mason Lifestyle Allocation 70% (USD $)	1 year	3 years	5 years	10 years
Class A	707	986	1,286	2,136
Class B	233	718	1,230	2,405
Class C	203	627	1,077	2,326
Class FI	131	408	707	1,556
Class R	157	487	839	1,835
Class R1	207	639	1,098	2,369
Class I	116	362	627	1,384

Portfolio turnover.
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 12% of the average value of its portfolio.
Principal investment strategies
The fund is a fund of funds—it invests in other mutual funds. The fund is managed as an asset allocation program and allocates its assets primarily among Legg Mason-affiliated mutual funds.

The fund organizes its investments in underlying funds into two main asset classes: the stock class (equity securities of all types) and the fixed income class (fixed income securities of all types). The fund seeks to maintain a Target Allocation (that is, its percentage allocation between equity-oriented funds and fixed income-oriented funds) of 70% in underlying funds that invest principally in equity securities and 30% in underlying funds that invest principally in fixed income securities. The fund may make tactical changes in its allocation within a specified range (the Target Range) around that Target Allocation, based on the portfolio managers' outlook for asset classes and market and economic trends.

Target Allocation
Equity Funds	70%
Fixed Income Funds	30%
Target Range
Equity Funds	60-80%
Fixed Income Funds	20-40%

The underlying funds have a range of investment styles and focuses. The underlying equity funds include large cap and small cap funds, growth- and value-oriented funds and international funds. The underlying fixed income funds include funds that invest in U.S. and non-U.S. issuers, corporate, mortgage-backed and government securities, investment grade securities and securities rated below investment grade (commonly known as "junk bonds"). The underlying fixed income funds invest in securities of varying maturities. The portfolio managers may invest in underlying Legg Mason-affiliated funds that have a limited performance history.
Certain risks
Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Affiliated funds risk. The fund's manager serves as manager of the underlying Legg Mason and Western Asset funds and is affiliated with the manager of the underlying Royce funds. In addition, the fund may invest in certain underlying funds for which the fund's subadviser serves as adviser. It is possible that a conflict of interest among the fund and the underlying funds could affect how the fund's manager and subadviser fulfill their fiduciary duties to the fund and the underlying funds. For example, the subadviser may have an incentive to allocate the fund's assets to those funds for which the fees paid to the manager or subadviser are higher than the fees paid by other underlying funds or to those funds for which the subadviser serves as adviser. However, the fund's Board of Trustees believes the fund has been structured to mitigate these concerns.

Allocation risk. The fund's ability to achieve its investment objective depends upon the portfolio managers' skill in determining the fund's strategic asset class allocation and in selecting the best mix of underlying funds. The value of your investment may decrease if the portfolio managers' judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, underlying fund or other issuer is incorrect.

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity or fixed income). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time, and the percentage of the fund's assets invested in various underlying funds, the fund's actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Derivatives risk. Using derivatives may have a leveraging effect, which may result in a disproportionate increase in an underlying fund's losses on the investment, and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the underlying fund. Using derivatives also can increase an underlying fund's volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to an underlying fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Fixed income securities risk. Fixed income securities are subject to a number of risks, including credit, market and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of an underlying fund's investment in that issuer. Market risk is the risk that the fixed income markets may become volatile and less liquid, and the market value of an investment may move up or down, sometimes quickly or unpredictably. Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. In general, the longer the maturity and the lower the credit quality of a fixed income security, the more likely its value will decline.

Foreign investment and emerging markets risk. An underlying fund's investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which an underlying fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of an underlying fund's investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

The risks of foreign investments are heightened when investing in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. They are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Investing in a fund of funds risk. Your cost of investing in the fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual equity and fixed income securities. An underlying fund may change its investment objective or policies without the fund's approval, which could force the fund to withdraw its investment from such underlying fund at a time that is unfavorable to the fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. Although the underlying funds will not concentrate their investments in any one industry or industry group, an underlying fund that is growth- or value-oriented may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the fund's exposure to those factors.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Liquidity risk. Some assets held by an underlying fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid assets may also be difficult to value. If an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the underlying fund may be forced to sell at a loss.

Non-diversification risk. The fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a smaller number of underlying funds than a diversified fund. To the extent the fund invests its assets in a smaller number of underlying funds, the fund will be more susceptible to negative events affecting those funds than diversified funds. The underlying funds in which the fund invests may be either diversified or non-diversified.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Stock market and equity securities risk. The securities markets are volatile and the market prices of an underlying fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by an underlying fund fall, the value of your investment in the fund will decline. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts to respond to the crisis, or investor perception that such efforts are not succeeding could also negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Valuation risk. The sales price an underlying fund could receive for any particular portfolio investment may differ from the underlying fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when an underlying fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the underlying fund had not fair-valued the security or had used a different valuation methodology.

These risks are discussed in more detail later in this Prospectus or in the SAI.
Performance
The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark. The fund also compares its performance to the Barclays U.S. Aggregate Index (an index of fixed income securities) and a composite benchmark, which is a hypothetical representation of the performance of the fund’s major asset classes, consisting of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Barclays U.S. Aggregate Index and 5% Barclays U.S. High Yield—2% Issuer Cap Index (an index where issuer exposure is limited to 2% of the market value of the Barclays U.S. Corporate High Yield Index). Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Total returns (before taxes) (%)

Calendar Years ended December 31 Best quarter (06/30/2009): 17.88 Worst quarter (12/31/2008): (18.03) The year-to-date return as of the most recent calendar quarter, which ended 03/31/13, was 6.86
Average annual total returns (for periods ended December 31, 2012) (%)
Average Annual Total Returns Legg Mason Lifestyle Allocation 70%		1 year	5 years	10 years		Since inception	Inception date
Class A		7.58%	1.41%	5.72%
Class A Return after taxes on distributions		6.99%	0.69%	5.08%
Class A Return after taxes on distributions and sale of fund shares		4.92%	0.74%	4.60%
Class B		8.19%	1.62%	5.71%
Class C		12.42%	2.10%	5.77%
Class I	[1]	14.44%	2.83%		[2]	2.05%	Oct 2, 2007
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)		16.42%	2.04%	7.68%
Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)		4.22%	5.95%	5.18%
Composite Benchmark (reflects no deduction for fees, expenses or taxes)		13.58%	3.24%	7.89%
[1]	For Class I shares, for the period from the class' commencement of operations to December 31, 2012, the average annual total returns of the Russell 3000 Index, the Barclays U.S. Aggregate Index and the composite benchmark were 1.00%, 6.20% and 2.54%, respectively.
[2]	N/A

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Jun 1, 2013
Legg Mason Lifestyle Allocation 70%
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Legg Mason Lifestyle Allocation 70%
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 61 under the heading “Sales charges” and in the fund’s SAI on page 68 under the heading “Sales Charge Waivers and Reductions.”

		The fund no longer offers Class B shares or Class R1 shares for purchase by new or existing investors. Class B shares will continue to be available for dividend reinvestment and incoming exchanges.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 12% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” for Class FI, Class R and Class R1 shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund’s shareholder reports because the ratios in the financial highlights tables reflect the fund’s operating expenses and do not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
          You invest $10,000 in the fund for the time periods indicated
          Your investment has a 5% return each year and the fund’s operating expenses remain the same
          You reinvest all distributions and dividends without a sales charge
          The fees and expenses of the underlying Legg Mason-affiliated funds are reflected
		Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ($)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund is a fund of funds—it invests in other mutual funds. The fund is managed as an asset allocation program and allocates its assets primarily among Legg Mason-affiliated mutual funds.

The fund organizes its investments in underlying funds into two main asset classes: the stock class (equity securities of all types) and the fixed income class (fixed income securities of all types). The fund seeks to maintain a Target Allocation (that is, its percentage allocation between equity-oriented funds and fixed income-oriented funds) of 70% in underlying funds that invest principally in equity securities and 30% in underlying funds that invest principally in fixed income securities. The fund may make tactical changes in its allocation within a specified range (the Target Range) around that Target Allocation, based on the portfolio managers' outlook for asset classes and market and economic trends.

Target Allocation
Equity Funds	70%
Fixed Income Funds	30%
Target Range
Equity Funds	60-80%
Fixed Income Funds	20-40%

		The underlying funds have a range of investment styles and focuses. The underlying equity funds include large cap and small cap funds, growth- and value-oriented funds and international funds. The underlying fixed income funds include funds that invest in U.S. and non-U.S. issuers, corporate, mortgage-backed and government securities, investment grade securities and securities rated below investment grade (commonly known as "junk bonds"). The underlying fixed income funds invest in securities of varying maturities. The portfolio managers may invest in underlying Legg Mason-affiliated funds that have a limited performance history.
Risk [Heading]	rr_RiskHeading	Certain risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Affiliated funds risk. The fund's manager serves as manager of the underlying Legg Mason and Western Asset funds and is affiliated with the manager of the underlying Royce funds. In addition, the fund may invest in certain underlying funds for which the fund's subadviser serves as adviser. It is possible that a conflict of interest among the fund and the underlying funds could affect how the fund's manager and subadviser fulfill their fiduciary duties to the fund and the underlying funds. For example, the subadviser may have an incentive to allocate the fund's assets to those funds for which the fees paid to the manager or subadviser are higher than the fees paid by other underlying funds or to those funds for which the subadviser serves as adviser. However, the fund's Board of Trustees believes the fund has been structured to mitigate these concerns.

Allocation risk. The fund's ability to achieve its investment objective depends upon the portfolio managers' skill in determining the fund's strategic asset class allocation and in selecting the best mix of underlying funds. The value of your investment may decrease if the portfolio managers' judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, underlying fund or other issuer is incorrect.

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity or fixed income). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time, and the percentage of the fund's assets invested in various underlying funds, the fund's actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Derivatives risk. Using derivatives may have a leveraging effect, which may result in a disproportionate increase in an underlying fund's losses on the investment, and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the underlying fund. Using derivatives also can increase an underlying fund's volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to an underlying fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Fixed income securities risk. Fixed income securities are subject to a number of risks, including credit, market and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of an underlying fund's investment in that issuer. Market risk is the risk that the fixed income markets may become volatile and less liquid, and the market value of an investment may move up or down, sometimes quickly or unpredictably. Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. In general, the longer the maturity and the lower the credit quality of a fixed income security, the more likely its value will decline.

Foreign investment and emerging markets risk. An underlying fund's investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which an underlying fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of an underlying fund's investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

The risks of foreign investments are heightened when investing in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. They are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Investing in a fund of funds risk. Your cost of investing in the fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual equity and fixed income securities. An underlying fund may change its investment objective or policies without the fund's approval, which could force the fund to withdraw its investment from such underlying fund at a time that is unfavorable to the fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. Although the underlying funds will not concentrate their investments in any one industry or industry group, an underlying fund that is growth- or value-oriented may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the fund's exposure to those factors.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Liquidity risk. Some assets held by an underlying fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid assets may also be difficult to value. If an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the underlying fund may be forced to sell at a loss.

Non-diversification risk. The fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a smaller number of underlying funds than a diversified fund. To the extent the fund invests its assets in a smaller number of underlying funds, the fund will be more susceptible to negative events affecting those funds than diversified funds. The underlying funds in which the fund invests may be either diversified or non-diversified.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Stock market and equity securities risk. The securities markets are volatile and the market prices of an underlying fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by an underlying fund fall, the value of your investment in the fund will decline. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts to respond to the crisis, or investor perception that such efforts are not succeeding could also negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Valuation risk. The sales price an underlying fund could receive for any particular portfolio investment may differ from the underlying fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when an underlying fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the underlying fund had not fair-valued the security or had used a different valuation methodology.

		These risks are discussed in more detail later in this Prospectus or in the SAI.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversification risk. The fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a smaller number of underlying funds than a diversified fund. To the extent the fund invests its assets in a smaller number of underlying funds, the fund will be more susceptible to negative events affecting those funds than diversified funds. The underlying funds in which the fund invests may be either diversified or non-diversified.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark. The fund also compares its performance to the Barclays U.S. Aggregate Index (an index of fixed income securities) and a composite benchmark, which is a hypothetical representation of the performance of the fund’s major asset classes, consisting of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Barclays U.S. Aggregate Index and 5% Barclays U.S. High Yield—2% Issuer Cap Index (an index where issuer exposure is limited to 2% of the market value of the Barclays U.S. Corporate High Yield Index). Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

		Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark. The fund also compares its performance to the Barclays U.S. Aggregate Index (an index of fixed income securities) and a composite benchmark, which is a hypothetical representation of the performance of the fund’s major asset classes, consisting of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Barclays U.S. Aggregate Index and 5% Barclays U.S. High Yield—2% Issuer Cap Index (an index where issuer exposure is limited to 2% of the market value of the Barclays U.S. Corporate High Yield Index).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-721-1926
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total returns (before taxes) (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Years ended December 31 Best quarter (06/30/2009): 17.88 Worst quarter (12/31/2008): (18.03) The year-to-date return as of the most recent calendar quarter, which ended 03/31/13, was 6.86
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for periods ended December 31, 2012) (%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A.
Legg Mason Lifestyle Allocation 70% | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Small account fee ($)	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.35%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.38%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.38%
1 year	rr_ExpenseExampleYear01	707
3 years	rr_ExpenseExampleYear03	986
5 years	rr_ExpenseExampleYear05	1,286
10 years	rr_ExpenseExampleYear10	2,136
1 year	rr_ExpenseExampleNoRedemptionYear01	707
3 years	rr_ExpenseExampleNoRedemptionYear03	986
5 years	rr_ExpenseExampleNoRedemptionYear05	1,286
10 years	rr_ExpenseExampleNoRedemptionYear10	2,136
2003	rr_AnnualReturn2003	28.99%
2004	rr_AnnualReturn2004	8.19%
2005	rr_AnnualReturn2005	4.09%
2006	rr_AnnualReturn2006	8.37%
2007	rr_AnnualReturn2007	3.28%
2008	rr_AnnualReturn2008	(33.13%)
2009	rr_AnnualReturn2009	31.68%
2010	rr_AnnualReturn2010	14.41%
2011	rr_AnnualReturn2011	(1.06%)
2012	rr_AnnualReturn2012	14.12%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.86%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.03%)
1 year	rr_AverageAnnualReturnYear01	7.58%
5 years	rr_AverageAnnualReturnYear05	1.41%
10 years	rr_AverageAnnualReturnYear10	5.72%
Legg Mason Lifestyle Allocation 70% | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Small account fee ($)	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.52%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.30%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	2.30%
1 year	rr_ExpenseExampleYear01	733
3 years	rr_ExpenseExampleYear03	1,018
5 years	rr_ExpenseExampleYear05	1,330
10 years	rr_ExpenseExampleYear10	2,405
1 year	rr_ExpenseExampleNoRedemptionYear01	233
3 years	rr_ExpenseExampleNoRedemptionYear03	718
5 years	rr_ExpenseExampleNoRedemptionYear05	1,230
10 years	rr_ExpenseExampleNoRedemptionYear10	2,405
1 year	rr_AverageAnnualReturnYear01	8.19%
5 years	rr_AverageAnnualReturnYear05	1.62%
10 years	rr_AverageAnnualReturnYear10	5.71%
Legg Mason Lifestyle Allocation 70% | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee ($)	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.00%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	2.00%
1 year	rr_ExpenseExampleYear01	303
3 years	rr_ExpenseExampleYear03	627
5 years	rr_ExpenseExampleYear05	1,077
10 years	rr_ExpenseExampleYear10	2,326
1 year	rr_ExpenseExampleNoRedemptionYear01	203
3 years	rr_ExpenseExampleNoRedemptionYear03	627
5 years	rr_ExpenseExampleNoRedemptionYear05	1,077
10 years	rr_ExpenseExampleNoRedemptionYear10	2,326
1 year	rr_AverageAnnualReturnYear01	12.42%
5 years	rr_AverageAnnualReturnYear05	2.10%
10 years	rr_AverageAnnualReturnYear10	5.77%
Legg Mason Lifestyle Allocation 70% | Class FI
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.26%	[5]
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.29%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.29%
1 year	rr_ExpenseExampleYear01	131
3 years	rr_ExpenseExampleYear03	408
5 years	rr_ExpenseExampleYear05	707
10 years	rr_ExpenseExampleYear10	1,556
1 year	rr_ExpenseExampleNoRedemptionYear01	131
3 years	rr_ExpenseExampleNoRedemptionYear03	408
5 years	rr_ExpenseExampleNoRedemptionYear05	707
10 years	rr_ExpenseExampleNoRedemptionYear10	1,556
Legg Mason Lifestyle Allocation 70% | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.26%	[5]
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.54%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.54%
1 year	rr_ExpenseExampleYear01	157
3 years	rr_ExpenseExampleYear03	487
5 years	rr_ExpenseExampleYear05	839
10 years	rr_ExpenseExampleYear10	1,835
1 year	rr_ExpenseExampleNoRedemptionYear01	157
3 years	rr_ExpenseExampleNoRedemptionYear03	487
5 years	rr_ExpenseExampleNoRedemptionYear05	839
10 years	rr_ExpenseExampleNoRedemptionYear10	1,835
Legg Mason Lifestyle Allocation 70% | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.26%	[5]
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.04%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	2.04%
1 year	rr_ExpenseExampleYear01	207
3 years	rr_ExpenseExampleYear03	639
5 years	rr_ExpenseExampleYear05	1,098
10 years	rr_ExpenseExampleYear10	2,369
1 year	rr_ExpenseExampleNoRedemptionYear01	207
3 years	rr_ExpenseExampleNoRedemptionYear03	639
5 years	rr_ExpenseExampleNoRedemptionYear05	1,098
10 years	rr_ExpenseExampleNoRedemptionYear10	2,369
Legg Mason Lifestyle Allocation 70% | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.36%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.78%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.14%	[3]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.13%
1 year	rr_ExpenseExampleYear01	116
3 years	rr_ExpenseExampleYear03	362
5 years	rr_ExpenseExampleYear05	627
10 years	rr_ExpenseExampleYear10	1,384
1 year	rr_ExpenseExampleNoRedemptionYear01	116
3 years	rr_ExpenseExampleNoRedemptionYear03	362
5 years	rr_ExpenseExampleNoRedemptionYear05	627
10 years	rr_ExpenseExampleNoRedemptionYear10	1,384
1 year	rr_AverageAnnualReturnYear01	14.44%	[6]
5 years	rr_AverageAnnualReturnYear05	2.83%	[6]
10 years	rr_AverageAnnualReturnYear10		[6],[7]
Since inception	rr_AverageAnnualReturnSinceInception	2.05%	[6]
Inception date	rr_AverageAnnualReturnInceptionDate	Oct 2, 2007	[6]
Legg Mason Lifestyle Allocation 70% | Return after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	6.99%
5 years	rr_AverageAnnualReturnYear05	0.69%
10 years	rr_AverageAnnualReturnYear10	5.08%
Legg Mason Lifestyle Allocation 70% | Return after taxes on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	4.92%
5 years	rr_AverageAnnualReturnYear05	0.74%
10 years	rr_AverageAnnualReturnYear10	4.60%
Legg Mason Lifestyle Allocation 70% | Russell 3000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	16.42%
5 years	rr_AverageAnnualReturnYear05	2.04%
10 years	rr_AverageAnnualReturnYear10	7.68%
Legg Mason Lifestyle Allocation 70% | Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	4.22%
5 years	rr_AverageAnnualReturnYear05	5.95%
10 years	rr_AverageAnnualReturnYear10	5.18%
Legg Mason Lifestyle Allocation 70% | Composite Benchmark (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	13.58%
5 years	rr_AverageAnnualReturnYear05	3.24%
10 years	rr_AverageAnnualReturnYear10	7.89%

[1]	Generally,
[2]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.
[3]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports because the ratios in the financial highlights tables reflect the fund's operating expenses and do not include acquired fund fees and expenses.
[4]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses are not expected to exceed 0.80% for Class A shares, 1.55% for Class B shares, 1.55% for Class C shares, 0.80% for Class FI shares, 1.05% for Class R shares, 1.55% for Class R1 shares and 0.55% for Class I shares. These arrangements cannot be terminated prior to December 31, 2014 without the Board of Trustees' consent. The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limits described above.
[5]	"Other expenses" for Class FI, Class R and Class R1 shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[6]	For Class I shares, for the period from the class' commencement of operations to December 31, 2012, the average annual total returns of the Russell 3000 Index, the Barclays U.S. Aggregate Index and the composite benchmark were 1.00%, 6.20% and 2.54%, respectively.
[7]	N/A

Legg Mason Lifestyle Allocation 50%
Legg Mason Lifestyle Allocation 50%
Investment objective
The fund seeks balance of growth of capital and income.
Fees and expenses of the fund
The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 61 under the heading “Sales charges” and in the fund’s SAI on page 68 under the heading “Sales Charge Waivers and Reductions.”

The fund no longer offers Class B or Class R1 shares for purchase by new or existing investors. Class B shares will continue to be available for dividend reinvestment and incoming exchanges.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Legg Mason Lifestyle Allocation 50% (USD $)		Class A		Class B	Class C	Class FI	Class R	Class R1	Class I
Maximum sales charge (load) imposed on purchases (as a % of offering price)		5.75%		none	none	none	none	none	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)		none	[1]	5.00%	1.00%	none	none	none	none
Small account fee ($)	[2]	15		15	15	none	none	none	none
[1]	Generally,
[2]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Annual Fund Operating Expenses Legg Mason Lifestyle Allocation 50%		Class A	Class B	Class C	Class FI		Class R		Class R1		Class I
Management fees		none	none	none	none		none		none		none
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.25%		0.50%		1.00%		none
Other expenses		0.30%	0.48%	0.26%	0.27%	[1]	0.27%	[1]	0.27%	[1]	0.17%	[1]
Acquired fund fees and expenses (fees and expenses of underlying funds)		0.71%	0.71%	0.71%	0.71%		0.71%		0.71%		0.71%
Total annual fund operating expenses	[2]	1.26%	2.19%	1.97%	1.23%		1.48%		1.98%		0.88%
[1]	"Other expenses" for Class FI, Class R, Class R1 and Class I shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[2]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports because the ratios in the financial highlights tables reflect the fund's operating expenses and do not include acquired fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
          You invest $10,000 in the fund for the time periods indicated
          Your investment has a 5% return each year and the fund’s operating expenses remain the same
          You reinvest all distributions and dividends without a sales charge
          The fees and expenses of the underlying Legg Mason-affiliated funds are reflected
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Number of years you own your shares ($)
Expense Example Legg Mason Lifestyle Allocation 50% (USD $)	1 year	3 years	5 years	10 years
Class A	696	952	1,227	2,009
Class B	722	985	1,274	2,287
Class C	300	618	1,062	2,295
Class FI	125	390	675	1,487
Class R	151	468	808	1,769
Class R1	201	621	1,067	2,306
Class I	90	281	488	1,084

Number of years you own your shares ($)
Expense Example, No Redemption Legg Mason Lifestyle Allocation 50% (USD $)	1 year	3 years	5 years	10 years
Class A	696	952	1,227	2,009
Class B	222	685	1,174	2,287
Class C	200	618	1,062	2,295
Class FI	125	390	675	1,487
Class R	151	468	808	1,769
Class R1	201	621	1,067	2,306
Class I	90	281	488	1,084

Portfolio turnover.
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 13% of the average value of its portfolio.
Principal investment strategies
The fund is a fund of funds—it invests in other mutual funds. The fund is managed as an asset allocation program and allocates its assets primarily among Legg Mason-affiliated mutual funds.

The fund organizes its investments in underlying funds into two main asset classes: the stock class (equity securities of all types) and the fixed income class (fixed income securities of all types). The fund seeks to maintain a Target Allocation (that is, its percentage allocation between equity-oriented funds and fixed income-oriented funds) of 50% in underlying funds that invest principally in equity securities and 50% in underlying funds that invest principally in fixed income securities. The fund may make tactical changes in its allocation within a specified range (the Target Range) around that Target Allocation, based on the portfolio managers' outlook for asset classes and market and economic trends.

Target Allocation
Equity Funds	50%
Fixed Income Funds	50%
Target Range
Equity Funds	40-60%
Fixed Income Funds	40-60%

The underlying funds have a range of investment styles and focuses. The underlying equity funds include large cap and small cap funds, growth- and value-oriented funds and international funds. The underlying fixed income funds include funds that invest in U.S. and non-U.S. issuers, corporate, mortgage-backed and government securities, investment grade securities and securities rated below investment grade (commonly known as "junk bonds"). The underlying fixed income funds invest in securities of varying maturities. The portfolio managers may invest in underlying Legg Mason-affiliated funds that have a limited performance history.
Certain risks
Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Affiliated funds risk. The fund's manager serves as manager of the underlying Legg Mason and Western Asset funds and is affiliated with the manager of the underlying Royce funds. In addition, the fund may invest in certain underlying funds for which the fund's subadviser serves as adviser. It is possible that a conflict of interest among the fund and the underlying funds could affect how the fund's manager and subadviser fulfill their fiduciary duties to the fund and the underlying funds. For example, the subadviser may have an incentive to allocate the fund's assets to those funds for which the fees paid to the manager or subadviser are higher than the fees paid by other underlying funds or to those funds for which the subadviser serves as adviser. However, the fund's Board of Trustees believes the fund has been structured to mitigate these concerns.

Allocation risk. The fund's ability to achieve its investment objective depends upon the portfolio managers' skill in determining the fund's strategic asset class allocation and in selecting the best mix of underlying funds. The value of your investment may decrease if the portfolio managers' judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, underlying fund or other issuer is incorrect.

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity or fixed income). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time, and the percentage of the fund's assets invested in various underlying funds, the fund's actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Derivatives risk. Using derivatives may have a leveraging effect, which may result in a disproportionate increase in an underlying fund's losses on the investment, and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the underlying fund. Using derivatives also can increase an underlying fund's volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to an underlying fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Fixed income securities risk. Fixed income securities are subject to a number of risks, including credit, market and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of an underlying fund's investment in that issuer. Market risk is the risk that the fixed income markets may become volatile and less liquid, and the market value of an investment may move up or down, sometimes quickly or unpredictably. Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. In general, the longer the maturity and the lower the credit quality of a fixed income security, the more likely its value will decline.

Foreign investments risk. An underlying fund's investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which an underlying fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund's investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Investing in a fund of funds risk. Your cost of investing in the fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual equity and fixed income securities. An underlying fund may change its investment objective or policies without the fund's approval, which could force the fund to withdraw its investment from such underlying fund at a time that is unfavorable to the fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. Although the underlying funds will not concentrate their investments in any one industry or industry group, an underlying fund that is growth- or value-oriented may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the fund's exposure to those factors.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Liquidity risk. Some assets held by an underlying fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid assets may also be difficult to value. If an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the underlying fund may be forced to sell at a loss.

Non-diversification risk. The fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a smaller number of underlying funds than a diversified fund. To the extent the fund invests its assets in a smaller number of underlying funds, the fund will be more susceptible to negative events affecting those funds than diversified funds. The underlying funds in which the fund invests may be either diversified or non-diversified.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Stock market and equity securities risk. The securities markets are volatile and the market prices of an underlying fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by an underlying fund fall, the value of your investment in the fund will decline. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts to respond to the crisis, or investor perception that such efforts are not succeeding could also negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Valuation risk. The sales price an underlying fund could receive for any particular portfolio investment may differ from the underlying fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when an underlying fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the underlying fund had not fair-valued the security or had used a different valuation methodology.

These risks are discussed in more detail later in this Prospectus or in the SAI.
Performance
The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark. The fund also compares its performance to the Barclays U.S. Aggregate Index (an index of fixed income securities) and a composite benchmark, which is a hypothetical representation of the performance of the fund’s major asset classes, consisting of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Barclays U.S. Aggregate Index and 7% Barclays U.S. High Yield—2% Issuer Cap Index (an index where issuer exposure is limited to 2% of the market value of the Barclays U.S. Corporate High Yield Index). Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Total returns (before taxes) (%)

Calendar Years ended December 31 Best quarter (06/30/2009): 16.49 Worst quarter (12/31/2008): (14.64) The year-to-date return as of the most recent calendar quarter, which ended 03/31/13, was 5.20
Average annual total returns (for periods ended December 31, 2012) (%)
Average Annual Total Returns Legg Mason Lifestyle Allocation 50%	1 year	5 years	10 years
Class A	6.17%	3.03%	5.37%
Class A Return after taxes on distributions	5.54%	1.93%	4.33%
Class A Return after taxes on distributions and sale of fund shares	4.00%	1.94%	4.05%
Class B	6.58%	3.20%	5.29%
Class C	10.82%	3.65%	5.33%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	16.42%	1.92%	7.52%
Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	4.22%	5.95%	5.18%
Composite Benchmark (reflects no deduction for fees, expenses or taxes)	11.30%	4.46%	7.48%

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Jun 1, 2013
Legg Mason Lifestyle Allocation 50%
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Legg Mason Lifestyle Allocation 50%
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks balance of growth of capital and income.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 61 under the heading “Sales charges” and in the fund’s SAI on page 68 under the heading “Sales Charge Waivers and Reductions.”

		The fund no longer offers Class B or Class R1 shares for purchase by new or existing investors. Class B shares will continue to be available for dividend reinvestment and incoming exchanges.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 13% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” for Class FI, Class R, Class R1 and Class I shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund’s shareholder reports because the ratios in the financial highlights tables reflect the fund’s operating expenses and do not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
          You invest $10,000 in the fund for the time periods indicated
          Your investment has a 5% return each year and the fund’s operating expenses remain the same
          You reinvest all distributions and dividends without a sales charge
          The fees and expenses of the underlying Legg Mason-affiliated funds are reflected
		Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ($)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund is a fund of funds—it invests in other mutual funds. The fund is managed as an asset allocation program and allocates its assets primarily among Legg Mason-affiliated mutual funds.

The fund organizes its investments in underlying funds into two main asset classes: the stock class (equity securities of all types) and the fixed income class (fixed income securities of all types). The fund seeks to maintain a Target Allocation (that is, its percentage allocation between equity-oriented funds and fixed income-oriented funds) of 50% in underlying funds that invest principally in equity securities and 50% in underlying funds that invest principally in fixed income securities. The fund may make tactical changes in its allocation within a specified range (the Target Range) around that Target Allocation, based on the portfolio managers' outlook for asset classes and market and economic trends.

Target Allocation
Equity Funds	50%
Fixed Income Funds	50%
Target Range
Equity Funds	40-60%
Fixed Income Funds	40-60%

		The underlying funds have a range of investment styles and focuses. The underlying equity funds include large cap and small cap funds, growth- and value-oriented funds and international funds. The underlying fixed income funds include funds that invest in U.S. and non-U.S. issuers, corporate, mortgage-backed and government securities, investment grade securities and securities rated below investment grade (commonly known as "junk bonds"). The underlying fixed income funds invest in securities of varying maturities. The portfolio managers may invest in underlying Legg Mason-affiliated funds that have a limited performance history.
Risk [Heading]	rr_RiskHeading	Certain risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Affiliated funds risk. The fund's manager serves as manager of the underlying Legg Mason and Western Asset funds and is affiliated with the manager of the underlying Royce funds. In addition, the fund may invest in certain underlying funds for which the fund's subadviser serves as adviser. It is possible that a conflict of interest among the fund and the underlying funds could affect how the fund's manager and subadviser fulfill their fiduciary duties to the fund and the underlying funds. For example, the subadviser may have an incentive to allocate the fund's assets to those funds for which the fees paid to the manager or subadviser are higher than the fees paid by other underlying funds or to those funds for which the subadviser serves as adviser. However, the fund's Board of Trustees believes the fund has been structured to mitigate these concerns.

Allocation risk. The fund's ability to achieve its investment objective depends upon the portfolio managers' skill in determining the fund's strategic asset class allocation and in selecting the best mix of underlying funds. The value of your investment may decrease if the portfolio managers' judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, underlying fund or other issuer is incorrect.

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity or fixed income). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time, and the percentage of the fund's assets invested in various underlying funds, the fund's actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Derivatives risk. Using derivatives may have a leveraging effect, which may result in a disproportionate increase in an underlying fund's losses on the investment, and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the underlying fund. Using derivatives also can increase an underlying fund's volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to an underlying fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Fixed income securities risk. Fixed income securities are subject to a number of risks, including credit, market and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of an underlying fund's investment in that issuer. Market risk is the risk that the fixed income markets may become volatile and less liquid, and the market value of an investment may move up or down, sometimes quickly or unpredictably. Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. In general, the longer the maturity and the lower the credit quality of a fixed income security, the more likely its value will decline.

Foreign investments risk. An underlying fund's investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which an underlying fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund's investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Investing in a fund of funds risk. Your cost of investing in the fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual equity and fixed income securities. An underlying fund may change its investment objective or policies without the fund's approval, which could force the fund to withdraw its investment from such underlying fund at a time that is unfavorable to the fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. Although the underlying funds will not concentrate their investments in any one industry or industry group, an underlying fund that is growth- or value-oriented may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the fund's exposure to those factors.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Liquidity risk. Some assets held by an underlying fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid assets may also be difficult to value. If an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the underlying fund may be forced to sell at a loss.

Non-diversification risk. The fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a smaller number of underlying funds than a diversified fund. To the extent the fund invests its assets in a smaller number of underlying funds, the fund will be more susceptible to negative events affecting those funds than diversified funds. The underlying funds in which the fund invests may be either diversified or non-diversified.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Stock market and equity securities risk. The securities markets are volatile and the market prices of an underlying fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions. If the market prices of the securities owned by an underlying fund fall, the value of your investment in the fund will decline. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts to respond to the crisis, or investor perception that such efforts are not succeeding could also negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Valuation risk. The sales price an underlying fund could receive for any particular portfolio investment may differ from the underlying fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when an underlying fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the underlying fund had not fair-valued the security or had used a different valuation methodology.

		These risks are discussed in more detail later in this Prospectus or in the SAI.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversification risk. The fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a smaller number of underlying funds than a diversified fund. To the extent the fund invests its assets in a smaller number of underlying funds, the fund will be more susceptible to negative events affecting those funds than diversified funds. The underlying funds in which the fund invests may be either diversified or non-diversified.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark. The fund also compares its performance to the Barclays U.S. Aggregate Index (an index of fixed income securities) and a composite benchmark, which is a hypothetical representation of the performance of the fund’s major asset classes, consisting of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Barclays U.S. Aggregate Index and 7% Barclays U.S. High Yield—2% Issuer Cap Index (an index where issuer exposure is limited to 2% of the market value of the Barclays U.S. Corporate High Yield Index). Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

		Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark. The fund also compares its performance to the Barclays U.S. Aggregate Index (an index of fixed income securities) and a composite benchmark, which is a hypothetical representation of the performance of the fund’s major asset classes, consisting of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Barclays U.S. Aggregate Index and 7% Barclays U.S. High Yield—2% Issuer Cap Index (an index where issuer exposure is limited to 2% of the market value of the Barclays U.S. Corporate High Yield Index).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-721-1926
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total returns (before taxes) (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Years ended December 31 Best quarter (06/30/2009): 16.49 Worst quarter (12/31/2008): (14.64) The year-to-date return as of the most recent calendar quarter, which ended 03/31/13, was 5.20
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for periods ended December 31, 2012) (%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A.
Legg Mason Lifestyle Allocation 50% | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Small account fee ($)	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.30%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.26%	[3]
1 year	rr_ExpenseExampleYear01	696
3 years	rr_ExpenseExampleYear03	952
5 years	rr_ExpenseExampleYear05	1,227
10 years	rr_ExpenseExampleYear10	2,009
1 year	rr_ExpenseExampleNoRedemptionYear01	696
3 years	rr_ExpenseExampleNoRedemptionYear03	952
5 years	rr_ExpenseExampleNoRedemptionYear05	1,227
10 years	rr_ExpenseExampleNoRedemptionYear10	2,009
2003	rr_AnnualReturn2003	19.46%
2004	rr_AnnualReturn2004	7.17%
2005	rr_AnnualReturn2005	2.18%
2006	rr_AnnualReturn2006	7.89%
2007	rr_AnnualReturn2007	2.87%
2008	rr_AnnualReturn2008	(27.51%)
2009	rr_AnnualReturn2009	31.57%
2010	rr_AnnualReturn2010	13.89%
2011	rr_AnnualReturn2011	0.70%
2012	rr_AnnualReturn2012	12.66%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.64%)
1 year	rr_AverageAnnualReturnYear01	6.17%
5 years	rr_AverageAnnualReturnYear05	3.03%
10 years	rr_AverageAnnualReturnYear10	5.37%
Legg Mason Lifestyle Allocation 50% | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Small account fee ($)	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.48%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.19%	[3]
1 year	rr_ExpenseExampleYear01	722
3 years	rr_ExpenseExampleYear03	985
5 years	rr_ExpenseExampleYear05	1,274
10 years	rr_ExpenseExampleYear10	2,287
1 year	rr_ExpenseExampleNoRedemptionYear01	222
3 years	rr_ExpenseExampleNoRedemptionYear03	685
5 years	rr_ExpenseExampleNoRedemptionYear05	1,174
10 years	rr_ExpenseExampleNoRedemptionYear10	2,287
1 year	rr_AverageAnnualReturnYear01	6.58%
5 years	rr_AverageAnnualReturnYear05	3.20%
10 years	rr_AverageAnnualReturnYear10	5.29%
Legg Mason Lifestyle Allocation 50% | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee ($)	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.26%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.97%	[3]
1 year	rr_ExpenseExampleYear01	300
3 years	rr_ExpenseExampleYear03	618
5 years	rr_ExpenseExampleYear05	1,062
10 years	rr_ExpenseExampleYear10	2,295
1 year	rr_ExpenseExampleNoRedemptionYear01	200
3 years	rr_ExpenseExampleNoRedemptionYear03	618
5 years	rr_ExpenseExampleNoRedemptionYear05	1,062
10 years	rr_ExpenseExampleNoRedemptionYear10	2,295
1 year	rr_AverageAnnualReturnYear01	10.82%
5 years	rr_AverageAnnualReturnYear05	3.65%
10 years	rr_AverageAnnualReturnYear10	5.33%
Legg Mason Lifestyle Allocation 50% | Class FI
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.27%	[4]
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.23%	[3]
1 year	rr_ExpenseExampleYear01	125
3 years	rr_ExpenseExampleYear03	390
5 years	rr_ExpenseExampleYear05	675
10 years	rr_ExpenseExampleYear10	1,487
1 year	rr_ExpenseExampleNoRedemptionYear01	125
3 years	rr_ExpenseExampleNoRedemptionYear03	390
5 years	rr_ExpenseExampleNoRedemptionYear05	675
10 years	rr_ExpenseExampleNoRedemptionYear10	1,487
Legg Mason Lifestyle Allocation 50% | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.27%	[4]
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.48%	[3]
1 year	rr_ExpenseExampleYear01	151
3 years	rr_ExpenseExampleYear03	468
5 years	rr_ExpenseExampleYear05	808
10 years	rr_ExpenseExampleYear10	1,769
1 year	rr_ExpenseExampleNoRedemptionYear01	151
3 years	rr_ExpenseExampleNoRedemptionYear03	468
5 years	rr_ExpenseExampleNoRedemptionYear05	808
10 years	rr_ExpenseExampleNoRedemptionYear10	1,769
Legg Mason Lifestyle Allocation 50% | Class R1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.27%	[4]
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.98%	[3]
1 year	rr_ExpenseExampleYear01	201
3 years	rr_ExpenseExampleYear03	621
5 years	rr_ExpenseExampleYear05	1,067
10 years	rr_ExpenseExampleYear10	2,306
1 year	rr_ExpenseExampleNoRedemptionYear01	201
3 years	rr_ExpenseExampleNoRedemptionYear03	621
5 years	rr_ExpenseExampleNoRedemptionYear05	1,067
10 years	rr_ExpenseExampleNoRedemptionYear10	2,306
Legg Mason Lifestyle Allocation 50% | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.17%	[4]
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.88%	[3]
1 year	rr_ExpenseExampleYear01	90
3 years	rr_ExpenseExampleYear03	281
5 years	rr_ExpenseExampleYear05	488
10 years	rr_ExpenseExampleYear10	1,084
1 year	rr_ExpenseExampleNoRedemptionYear01	90
3 years	rr_ExpenseExampleNoRedemptionYear03	281
5 years	rr_ExpenseExampleNoRedemptionYear05	488
10 years	rr_ExpenseExampleNoRedemptionYear10	1,084
Legg Mason Lifestyle Allocation 50% | Return after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	5.54%
5 years	rr_AverageAnnualReturnYear05	1.93%
10 years	rr_AverageAnnualReturnYear10	4.33%
Legg Mason Lifestyle Allocation 50% | Return after taxes on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	4.00%
5 years	rr_AverageAnnualReturnYear05	1.94%
10 years	rr_AverageAnnualReturnYear10	4.05%
Legg Mason Lifestyle Allocation 50% | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	16.42%
5 years	rr_AverageAnnualReturnYear05	1.92%
10 years	rr_AverageAnnualReturnYear10	7.52%
Legg Mason Lifestyle Allocation 50% | Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	4.22%
5 years	rr_AverageAnnualReturnYear05	5.95%
10 years	rr_AverageAnnualReturnYear10	5.18%
Legg Mason Lifestyle Allocation 50% | Composite Benchmark (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	11.30%
5 years	rr_AverageAnnualReturnYear05	4.46%
10 years	rr_AverageAnnualReturnYear10	7.48%

[1]	Generally,
[2]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.
[3]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund's shareholder reports because the ratios in the financial highlights tables reflect the fund's operating expenses and do not include acquired fund fees and expenses.
[4]	"Other expenses" for Class FI, Class R, Class R1 and Class I shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

Legg Mason Lifestyle Allocation 30%
Legg Mason Lifestyle Allocation 30%
Investment objective
The fund seeks income as a primary objective
and long-term growth of capital as a secondary objective.
Fees and expenses of the fund
The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 61 under the heading “Sales charges” and in the fund’s SAI on page 68 under the heading “Sales Charge Waivers and Reductions.”

The fund no longer offers Class B shares for purchase by new or existing investors. Class B shares will continue to be available for dividend reinvestment and incoming exchanges.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Legg Mason Lifestyle Allocation 30% (USD $)		Class A		Class B	Class C (Class R1 prior to August 1, 2012)	Class C1 (Class C prior to August 1, 2012)	Class FI	Class R	Class I
Maximum sales charge (load) imposed on purchases (as a % of offering price)		4.25%		none	none	none	none	none	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)		none	[1]	4.50%	1.00%	1.00%	none	none	none
Small account fee ($)	[2]	15		15	15	15	none	none	none
[1]	Generally,
[2]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund���s books and records.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Annual Fund Operating Expenses Legg Mason Lifestyle Allocation 30%		Class A	Class B	Class C (Class R1 prior to August 1, 2012)	Class C1 (Class C prior to August 1, 2012)	Class FI		Class R		Class I
Management fees		none	none	none	none	none		none		none
Distribution and service (12b-1) fees		0.25%	0.75%	1.00%	0.70%	0.25%		0.50%		none
Other expenses		0.29%	0.46%	0.22%	0.40%	0.34%	[1]	0.34%	[1]	0.34%
Acquired fund fees and expenses (fees and expenses of underlying funds)		0.65%	0.65%	0.65%	0.65%	0.65%		0.65%		0.65%
Total annual fund operating expenses	[2]	1.19%	1.86%	1.87%	1.75%	1.24%		1.49%		0.99%
[1]	���Other expenses��� for Class FI and Class R shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
[2]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund���s shareholder reports because the ratios in the financial highlights tables reflect the fund���s operating expenses and do not include acquired fund fees and expenses.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
          You invest $10,000 in the fund for the time periods indicated
          Your investment has a 5% return each year and the fund’s operating expenses remain the same
          You reinvest all distributions and dividends without a sales charge
          The fees and expenses of the underlying Legg Mason-affiliated funds are reflected
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Number of years you own your shares ($)
Expense Example Legg Mason Lifestyle Allocation 30% (USD $)	1 year	3 years	5 years	10 years
Class A	541	787	1,052	1,808
Class B	639	885	1,106	2,005
Class C (Class R1 prior to August 1, 2012)	290	588	1,011	2,192
Class C1 (Class C prior to August 1, 2012)	278	552	950	2,063
Class FI	126	393	680	1,500
Class R	152	471	813	1,779
Class I	101	315	547	1,213

Number of years you own your shares ($)
Expense Example, No Redemption Legg Mason Lifestyle Allocation 30% (USD $)	1 year	3 years	5 years	10 years
Class A	541	787	1,052	1,808
Class B	189	585	1,006	2,005
Class C (Class R1 prior to August 1, 2012)	190	588	1,011	2,192
Class C1 (Class C prior to August 1, 2012)	178	552	950	2,063
Class FI	126	393	680	1,500
Class R	152	471	813	1,779
Class I	101	315	547	1,213

Portfolio turnover.
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 16% of the average value of its portfolio.
Principal investment strategies
The fund is a fund of funds—it invests in other mutual funds. The fund is managed as an asset allocation program and allocates its assets primarily among Legg Mason-affiliated mutual funds.

The fund organizes its investments in underlying funds into two main asset classes: the stock class (equity securities of all types) and the fixed income class (fixed income securities of all types). The fund seeks to maintain a Target Allocation (that is, its percentage allocation between equity-oriented funds and fixed income-oriented funds) of 30% in underlying funds that invest principally in equity securities and 70% in underlying funds that invest principally in fixed income securities. The fund may make tactical changes in its allocation within a specified range (the Target Range) around that Target Allocation, based on the portfolio managers' outlook for asset classes and market and economic trends.

Target Allocation
Equity Funds	30%
Fixed Income Funds	70%
Target Range
Equity Funds	20-40%
Fixed Income Funds	60-80%

The underlying funds have a range of investment styles and focuses. The underlying equity funds include large cap and small cap funds, growth- and value-oriented funds and international funds. The underlying fixed income funds include funds that invest in U.S. and non-U.S. issuers, corporate, mortgage-backed and government securities, investment grade securities and securities rated below investment grade (commonly known as "junk bonds"). The underlying fixed income funds invest in securities of varying maturities. The portfolio managers may invest in underlying Legg Mason-affiliated funds that have a limited performance history.
Certain risks
Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Affiliated funds risk. The fund's manager serves as manager of the underlying Legg Mason and Western Asset funds and is affiliated with the manager of the underlying Royce funds. In addition, the fund may invest in certain underlying funds for which the fund's subadviser serves as adviser. It is possible that a conflict of interest among the fund and the underlying funds could affect how the fund's manager and subadviser fulfill their fiduciary duties to the fund and the underlying funds. For example, the subadviser may have an incentive to allocate the fund's assets to those funds for which the fees paid to the manager or subadviser are higher than the fees paid by other underlying funds or to those funds for which the subadviser serves as adviser. However, the fund's Board of Trustees believes the fund has been structured to mitigate these concerns.

Allocation risk. The fund's ability to achieve its investment objective depends upon the portfolio managers' skill in determining the fund's strategic asset class allocation and in selecting the best mix of underlying funds. The value of your investment may decrease if the portfolio managers' judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, underlying fund or other issuer is incorrect.

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity or fixed income). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time, and the percentage of the fund's assets invested in various underlying funds, the fund's actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.

Credit risk. If an issuer or guarantor of a security held by an underlying fund or a counterparty to a financial contract with an underlying fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Junk bonds have a higher risk of default and are considered speculative.

Derivatives risk. Using derivatives may have a leveraging effect, which may result in a disproportionate increase in an underlying fund's losses on the investment, and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the underlying fund. Using derivatives also can increase an underlying fund's volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to an underlying fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Extension risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Foreign investments risk. An underlying fund's investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which an underlying fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund's investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Investing in a fund of funds risk. Your cost of investing in the fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual equity and fixed income securities. An underlying fund may change its investment objective or policies without the fund's approval, which could force the fund to withdraw its investment from such underlying fund at a time that is unfavorable to the fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. Although the underlying funds will not concentrate their investments in any one industry or industry group, an underlying fund that is growth- or value-oriented may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the fund's exposure to those factors.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Liquidity risk. Some assets held by an underlying fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid assets may also be difficult to value. If an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the underlying fund may be forced to sell at a loss.

Market and interest rate risk. The securities markets are volatile and the market prices of an underlying fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. If the market prices of the securities owned by an underlying fund fall, the value of your investment in the fund will decline. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities; in particular, the values of some sovereign debt and of securities of issuers that purchase sovereign debt have fallen, credit has become more scarce worldwide and there has been significant uncertainty in the markets. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could also negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Non-diversification risk. The fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a smaller number of underlying funds than a diversified fund. To the extent the fund invests its assets in a smaller number of underlying funds, the fund will be more susceptible to negative events affecting those funds than diversified funds. The underlying funds in which the fund invests may be either diversified or non-diversified.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, an underlying fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. An underlying fund also may lose any premium it paid on the security.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Valuation risk. The sales price an underlying fund could receive for any particular portfolio investment may differ from the underlying fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when an underlying fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the underlying fund had not fair-valued the security or had used a different valuation methodology.

These risks are discussed in more detail later in this Prospectus or in the SAI.
Performance
The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark. The fund also compares its performance to the Russell 1000 Index and a composite benchmark, which is a hypothetical representation of the performance of the fund’s major asset classes, consisting of 17% Russell 1000 Index, 7% Russell 2000 Index, 6% MSCI EAFE Index, 60% Barclays U.S. Aggregate Index (an index of fixed income securities) and 10% Barclays U.S. High Yield—2% Issuer Cap Index (an index where issuer exposure is limited to 2% of the market value of the Barclays U.S. Corporate High Yield Index). Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Total returns (before taxes) (%)

Calendar Years ended December 31 Best quarter (06/30/2009): 14.92 Worst quarter (12/31/2008): (11.42) The year-to-date return as of the most recent calendar quarter, which ended 03/31/13, was 3.32
Average annual total returns (for periods ended December 31, 2012) (%)
Average Annual Total Returns Legg Mason Lifestyle Allocation 30%	1 year	5 years	10 years
Class A	6.10%	4.26%	5.42%
Class A Return after taxes on distributions	5.22%	2.91%	4.13%
Class A Return after taxes on distributions and sale of fund shares	3.95%	2.79%	3.89%
Class B	5.53%	4.35%	5.42%
Class C1 (Class C prior to August 1, 2012)	9.14%	4.71%	5.40%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	16.42%	1.92%	7.52%
Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	4.22%	5.95%	5.18%
Composite Benchmark (reflects no deduction for fees, expenses or taxes)	9.13%	5.47%	6.97%

The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Jun 1, 2013
Legg Mason Lifestyle Allocation 30%
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Legg Mason Lifestyle Allocation 30%
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks income as a primary objective
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and long-term growth of capital as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 61 under the heading “Sales charges” and in the fund’s SAI on page 68 under the heading “Sales Charge Waivers and Reductions.”

		The fund no longer offers Class B shares for purchase by new or existing investors. Class B shares will continue to be available for dividend reinvestment and incoming exchanges.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment) (%)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 16% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” for Class FI and Class R shares are estimated for the current fiscal year. Actual expenses may differ from estimates.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund’s shareholder reports because the ratios in the financial highlights tables reflect the fund’s operating expenses and do not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
          You invest $10,000 in the fund for the time periods indicated
          Your investment has a 5% return each year and the fund’s operating expenses remain the same
          You reinvest all distributions and dividends without a sales charge
          The fees and expenses of the underlying Legg Mason-affiliated funds are reflected
		Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ($)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund is a fund of funds—it invests in other mutual funds. The fund is managed as an asset allocation program and allocates its assets primarily among Legg Mason-affiliated mutual funds.

The fund organizes its investments in underlying funds into two main asset classes: the stock class (equity securities of all types) and the fixed income class (fixed income securities of all types). The fund seeks to maintain a Target Allocation (that is, its percentage allocation between equity-oriented funds and fixed income-oriented funds) of 30% in underlying funds that invest principally in equity securities and 70% in underlying funds that invest principally in fixed income securities. The fund may make tactical changes in its allocation within a specified range (the Target Range) around that Target Allocation, based on the portfolio managers' outlook for asset classes and market and economic trends.

Target Allocation
Equity Funds	30%
Fixed Income Funds	70%
Target Range
Equity Funds	20-40%
Fixed Income Funds	60-80%

		The underlying funds have a range of investment styles and focuses. The underlying equity funds include large cap and small cap funds, growth- and value-oriented funds and international funds. The underlying fixed income funds include funds that invest in U.S. and non-U.S. issuers, corporate, mortgage-backed and government securities, investment grade securities and securities rated below investment grade (commonly known as "junk bonds"). The underlying fixed income funds invest in securities of varying maturities. The portfolio managers may invest in underlying Legg Mason-affiliated funds that have a limited performance history.
Risk [Heading]	rr_RiskHeading	Certain risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the fund.

Affiliated funds risk. The fund's manager serves as manager of the underlying Legg Mason and Western Asset funds and is affiliated with the manager of the underlying Royce funds. In addition, the fund may invest in certain underlying funds for which the fund's subadviser serves as adviser. It is possible that a conflict of interest among the fund and the underlying funds could affect how the fund's manager and subadviser fulfill their fiduciary duties to the fund and the underlying funds. For example, the subadviser may have an incentive to allocate the fund's assets to those funds for which the fees paid to the manager or subadviser are higher than the fees paid by other underlying funds or to those funds for which the subadviser serves as adviser. However, the fund's Board of Trustees believes the fund has been structured to mitigate these concerns.

Allocation risk. The fund's ability to achieve its investment objective depends upon the portfolio managers' skill in determining the fund's strategic asset class allocation and in selecting the best mix of underlying funds. The value of your investment may decrease if the portfolio managers' judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, underlying fund or other issuer is incorrect.

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity or fixed income). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time, and the percentage of the fund's assets invested in various underlying funds, the fund's actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.

Credit risk. If an issuer or guarantor of a security held by an underlying fund or a counterparty to a financial contract with an underlying fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Junk bonds have a higher risk of default and are considered speculative.

Derivatives risk. Using derivatives may have a leveraging effect, which may result in a disproportionate increase in an underlying fund's losses on the investment, and reduce opportunities for gains when market prices, interest rates or the derivative instruments themselves behave in a way not anticipated by the underlying fund. Using derivatives also can increase an underlying fund's volatility. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to an underlying fund. Recent legislation calls for new regulation of the derivatives markets. The extent and impact of the regulation are not yet fully known and may not be for some time. New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Extension risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down because their interest rates are lower than the current interest rate and they remain outstanding longer.

Foreign investments risk. An underlying fund's investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which an underlying fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund's investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Investing in a fund of funds risk. Your cost of investing in the fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual equity and fixed income securities. An underlying fund may change its investment objective or policies without the fund's approval, which could force the fund to withdraw its investment from such underlying fund at a time that is unfavorable to the fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. Although the underlying funds will not concentrate their investments in any one industry or industry group, an underlying fund that is growth- or value-oriented may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the fund's exposure to those factors.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally gone up or down more than those of large capitalization companies, although even large capitalization companies may fall out of favor with investors.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Liquidity risk. Some assets held by an underlying fund may be difficult to sell, or illiquid, particularly during times of market turmoil. Illiquid assets may also be difficult to value. If an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the underlying fund may be forced to sell at a loss.

Market and interest rate risk. The securities markets are volatile and the market prices of an underlying fund's securities may decline generally. Securities fluctuate in price based on changes in a company's financial condition and overall market and economic conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. If the market prices of the securities owned by an underlying fund fall, the value of your investment in the fund will decline. The value of your investment also may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities; in particular, the values of some sovereign debt and of securities of issuers that purchase sovereign debt have fallen, credit has become more scarce worldwide and there has been significant uncertainty in the markets. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could also negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Non-diversification risk. The fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a smaller number of underlying funds than a diversified fund. To the extent the fund invests its assets in a smaller number of underlying funds, the fund will be more susceptible to negative events affecting those funds than diversified funds. The underlying funds in which the fund invests may be either diversified or non-diversified.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, an underlying fund will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. An underlying fund also may lose any premium it paid on the security.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in "Annual fund operating expenses" for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Valuation risk. The sales price an underlying fund could receive for any particular portfolio investment may differ from the underlying fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when an underlying fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the underlying fund had not fair-valued the security or had used a different valuation methodology.

		These risks are discussed in more detail later in this Prospectus or in the SAI.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversification risk. The fund is classified as "non-diversified," which means it may invest a larger percentage of its assets in a smaller number of underlying funds than a diversified fund. To the extent the fund invests its assets in a smaller number of underlying funds, the fund will be more susceptible to negative events affecting those funds than diversified funds. The underlying funds in which the fund invests may be either diversified or non-diversified.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark. The fund also compares its performance to the Russell 1000 Index and a composite benchmark, which is a hypothetical representation of the performance of the fund’s major asset classes, consisting of 17% Russell 1000 Index, 7% Russell 2000 Index, 6% MSCI EAFE Index, 60% Barclays U.S. Aggregate Index (an index of fixed income securities) and 10% Barclays U.S. High Yield—2% Issuer Cap Index (an index where issuer exposure is limited to 2% of the market value of the Barclays U.S. Corporate High Yield Index). Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information available at the fund’s website, http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class), or by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

		Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund’s performance from year to year for Class A shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark. The fund also compares its performance to the Russell 1000 Index and a composite benchmark, which is a hypothetical representation of the performance of the fund’s major asset classes, consisting of 17% Russell 1000 Index, 7% Russell 2000 Index, 6% MSCI EAFE Index, 60% Barclays U.S. Aggregate Index (an index of fixed income securities) and 10% Barclays U.S. High Yield—2% Issuer Cap Index (an index where issuer exposure is limited to 2% of the market value of the Barclays U.S. Corporate High Yield Index).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-721-1926
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.leggmason.com/individualinvestors/products/mutual-funds/annualized_performance (select share class)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total returns (before taxes) (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Years ended December 31 Best quarter (06/30/2009): 14.92 Worst quarter (12/31/2008): (11.42) The year-to-date return as of the most recent calendar quarter, which ended 03/31/13, was 3.32
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for periods ended December 31, 2012) (%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are shown only for Class A shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A.
Legg Mason Lifestyle Allocation 30% | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Small account fee ($)	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.29%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.19%	[3]
1 year	rr_ExpenseExampleYear01	541
3 years	rr_ExpenseExampleYear03	787
5 years	rr_ExpenseExampleYear05	1,052
10 years	rr_ExpenseExampleYear10	1,808
1 year	rr_ExpenseExampleNoRedemptionYear01	541
3 years	rr_ExpenseExampleNoRedemptionYear03	787
5 years	rr_ExpenseExampleNoRedemptionYear05	1,052
10 years	rr_ExpenseExampleNoRedemptionYear10	1,808
2003	rr_AnnualReturn2003	16.76%
2004	rr_AnnualReturn2004	6.58%
2005	rr_AnnualReturn2005	1.70%
2006	rr_AnnualReturn2006	6.51%
2007	rr_AnnualReturn2007	2.16%
2008	rr_AnnualReturn2008	(22.33%)
2009	rr_AnnualReturn2009	30.37%
2010	rr_AnnualReturn2010	12.30%
2011	rr_AnnualReturn2011	2.03%
2012	rr_AnnualReturn2012	10.85%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.42%)
1 year	rr_AverageAnnualReturnYear01	6.10%
5 years	rr_AverageAnnualReturnYear05	4.26%
10 years	rr_AverageAnnualReturnYear10	5.42%
Legg Mason Lifestyle Allocation 30% | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	4.50%
Small account fee ($)	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.46%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.86%	[3]
1 year	rr_ExpenseExampleYear01	639
3 years	rr_ExpenseExampleYear03	885
5 years	rr_ExpenseExampleYear05	1,106
10 years	rr_ExpenseExampleYear10	2,005
1 year	rr_ExpenseExampleNoRedemptionYear01	189
3 years	rr_ExpenseExampleNoRedemptionYear03	585
5 years	rr_ExpenseExampleNoRedemptionYear05	1,006
10 years	rr_ExpenseExampleNoRedemptionYear10	2,005
1 year	rr_AverageAnnualReturnYear01	5.53%
5 years	rr_AverageAnnualReturnYear05	4.35%
10 years	rr_AverageAnnualReturnYear10	5.42%
Legg Mason Lifestyle Allocation 30% | Class C (Class R1 prior to August 1, 2012)
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee ($)	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.22%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.87%	[3]
1 year	rr_ExpenseExampleYear01	290
3 years	rr_ExpenseExampleYear03	588
5 years	rr_ExpenseExampleYear05	1,011
10 years	rr_ExpenseExampleYear10	2,192
1 year	rr_ExpenseExampleNoRedemptionYear01	190
3 years	rr_ExpenseExampleNoRedemptionYear03	588
5 years	rr_ExpenseExampleNoRedemptionYear05	1,011
10 years	rr_ExpenseExampleNoRedemptionYear10	2,192
Legg Mason Lifestyle Allocation 30% | Class C1 (Class C prior to August 1, 2012)
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee ($)	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.70%
Other expenses	rr_OtherExpensesOverAssets	0.40%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.75%	[3]
1 year	rr_ExpenseExampleYear01	278
3 years	rr_ExpenseExampleYear03	552
5 years	rr_ExpenseExampleYear05	950
10 years	rr_ExpenseExampleYear10	2,063
1 year	rr_ExpenseExampleNoRedemptionYear01	178
3 years	rr_ExpenseExampleNoRedemptionYear03	552
5 years	rr_ExpenseExampleNoRedemptionYear05	950
10 years	rr_ExpenseExampleNoRedemptionYear10	2,063
1 year	rr_AverageAnnualReturnYear01	9.14%
5 years	rr_AverageAnnualReturnYear05	4.71%
10 years	rr_AverageAnnualReturnYear10	5.40%
Legg Mason Lifestyle Allocation 30% | Class FI
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.34%	[4]
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.24%	[3]
1 year	rr_ExpenseExampleYear01	126
3 years	rr_ExpenseExampleYear03	393
5 years	rr_ExpenseExampleYear05	680
10 years	rr_ExpenseExampleYear10	1,500
1 year	rr_ExpenseExampleNoRedemptionYear01	126
3 years	rr_ExpenseExampleNoRedemptionYear03	393
5 years	rr_ExpenseExampleNoRedemptionYear05	680
10 years	rr_ExpenseExampleNoRedemptionYear10	1,500
Legg Mason Lifestyle Allocation 30% | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.34%	[4]
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.49%	[3]
1 year	rr_ExpenseExampleYear01	152
3 years	rr_ExpenseExampleYear03	471
5 years	rr_ExpenseExampleYear05	813
10 years	rr_ExpenseExampleYear10	1,779
1 year	rr_ExpenseExampleNoRedemptionYear01	152
3 years	rr_ExpenseExampleNoRedemptionYear03	471
5 years	rr_ExpenseExampleNoRedemptionYear05	813
10 years	rr_ExpenseExampleNoRedemptionYear10	1,779
Legg Mason Lifestyle Allocation 30% | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	none
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.34%
Acquired fund fees and expenses (fees and expenses of underlying funds)	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.99%	[3]
1 year	rr_ExpenseExampleYear01	101
3 years	rr_ExpenseExampleYear03	315
5 years	rr_ExpenseExampleYear05	547
10 years	rr_ExpenseExampleYear10	1,213
1 year	rr_ExpenseExampleNoRedemptionYear01	101
3 years	rr_ExpenseExampleNoRedemptionYear03	315
5 years	rr_ExpenseExampleNoRedemptionYear05	547
10 years	rr_ExpenseExampleNoRedemptionYear10	1,213
Legg Mason Lifestyle Allocation 30% | Return after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	5.22%
5 years	rr_AverageAnnualReturnYear05	2.91%
10 years	rr_AverageAnnualReturnYear10	4.13%
Legg Mason Lifestyle Allocation 30% | Return after taxes on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	3.95%
5 years	rr_AverageAnnualReturnYear05	2.79%
10 years	rr_AverageAnnualReturnYear10	3.89%
Legg Mason Lifestyle Allocation 30% | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	16.42%
5 years	rr_AverageAnnualReturnYear05	1.92%
10 years	rr_AverageAnnualReturnYear10	7.52%
Legg Mason Lifestyle Allocation 30% | Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	4.22%
5 years	rr_AverageAnnualReturnYear05	5.95%
10 years	rr_AverageAnnualReturnYear10	5.18%
Legg Mason Lifestyle Allocation 30% | Composite Benchmark (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	9.13%
5 years	rr_AverageAnnualReturnYear05	5.47%
10 years	rr_AverageAnnualReturnYear10	6.97%

[1]	Generally,
[2]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund���s books and records.
[3]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund���s shareholder reports because the ratios in the financial highlights tables reflect the fund���s operating expenses and do not include acquired fund fees and expenses.
[4]	���Other expenses��� for Class FI and Class R shares are estimated for the current fiscal year. Actual expenses may differ from estimates.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Jun 1, 2013
Document Creation Date	dei_DocumentCreationDate	May 21, 2013